UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Value Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2009

Value Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Common Stocks 96.34%		$13,564,183
(Cost $11,886,634)

Consumer Discretionary 34.34%		4,835,492

Auto Components 2.21%
ArvinMeritor, Inc. (I)	2,000	16,220
Autoliv, Inc. (I)	3,100	125,891
Dana Holding Corp. (I)	5,200	37,856
Dorman Products, Inc. (I)	700	10,353
Spartan Motors, Inc.	900	4,662
Standard Motor Products, Inc. (I)	700	6,293
Tenneco, Inc. (I)	1,600	23,072
TRW Automotive Holdings Corp. (I)	4,000	87,040

Automobiles 0.28%
Thor Industries, Inc.	1,400	39,830

Distributors 0.09%
Core-Mark Holding Company, Inc. (I)	400	12,032

Diversified Consumer Services 1.60%
Career Education Corp. (I)(L)	2,900	75,487
CPI Corp.	300	3,555
Lincoln Educational Services Corp. (I)	400	8,848
Pre-Paid Legal Services, Inc. (I)(L)	500	19,040
Regis Corp.	2,100	32,886
Steiner Leisure, Ltd.	600	23,730
Weight Watchers International	2,200	60,896

Hotels, Restaurants & Leisure 3.88%
AFC Enterprises, Inc. (I)	700	5,481
Ambassadors Group, Inc.	400	4,712
Boyd Gaming Corp. (I)(L)	2,400	19,608
Brinker International, Inc.	3,400	46,920
Carrols Restaurant Group, Inc. (I)	800	5,296
Cracker Barrel Old Country Store, Inc.	1,000	37,560
Darden Restaurants, Inc.	1,300	40,859
DineEquity, Inc. (I)	800	17,048
Domino's Pizza, Inc. (I)	2,100	16,527
Frischs Restaurants, Inc. (I)	200	4,680
Interval Leisure Group, Inc. (I)	800	9,152
Isle of Capri Casinos, Inc. (I)(L)	1,200	9,084
O'Charley's, Inc. (I)	700	4,494
P.F. Chang's China Bistro, Inc. (I)(L)	400	13,048
Papa John's International, Inc. (I)	800	17,696
Royal Caribbean Cruises, Ltd. (I)(L)	2,900	71,253
Ruby Tuesday, Inc. (I)	3,200	20,256
Shuffle Master, Inc. (I)	900	7,353
The Cheesecake Factory, Inc. (I)	2,200	41,426
The Steak & Shake Company (I)(L)	800	9,184
Wyndham Worldwide Corp.	7,800	144,846

Household Durables 4.31%
American Greetings Corp., Class A	1,500	31,050
Blyth, Inc.	400	13,012
CSS Industries, Inc.	300	5,565
Harman International Industries, Inc.	1,200	45,132
Helen of Troy, Ltd. (I)	600	12,330
Jarden Corp.	3,800	104,310

Value Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)
La-Z-Boy, Inc. (I)	1,300	12,415
Newell Rubbermaid, Inc.	7,000	101,570
Sealy Corp. (I)	3,100	8,308
Standard Pacific Corp. (I)	2,400	7,656
Tempur-Pedic International, Inc. (I)	2,700	58,185
Tupperware Brands Corp.	2,700	125,685
Whirlpool Corp. (L)	1,100	81,576

Internet & Catalog Retail 1.31%
Expedia, Inc. (I)	2,600	66,248
HSN, Inc. (I)	1,900	34,048
Liberty Media Corp. - Interactive A (I)	5,500	58,520
NutriSystem, Inc.	500	12,350
Ticketmaster Entertainment, Inc. (I)	1,300	13,689

Leisure Equipment & Products 0.77%
Brunswick Corp.	2,100	21,084
Polaris Industries, Inc.	1,400	61,082
Pool Corp.	800	14,448
RC2 Corp. (I)	900	12,330

Media 2.22%
Belo Corp., Class A	2,800	13,188
Carmike Cinemas, Inc. (I)	600	3,654
CTC Media, Inc. (I)	2,200	30,690
Entercom Communications Corp. (I)	1,600	9,888
EW Scripps Company (I)	900	5,670
Gannett Company, Inc.	8,400	83,076
Harte-Hanks, Inc.	2,600	24,986
LodgeNet Entertainment Corp. (I)	400	1,796
McClatchy Company, Class A	2,600	7,150
Media General, Inc., Class A (I)	900	7,911
Meredith Corp.	2,000	52,700
Scholastic Corp.	1,500	37,815
Valassis Communications, Inc. (I)	2,300	34,109

Multiline Retail 1.66%
Big Lots, Inc. (I)	800	18,448
Dillard's, Inc., Class A	2,800	47,572
Dollar Tree, Inc. (I)	600	29,382
Family Dollar Stores, Inc.	2,500	76,275
Nordstrom, Inc. (L)	1,400	46,830
Retail Ventures, Inc. (I)	1,500	11,685
Tuesday Morning Corp. (I)	1,400	3,164

Specialty Retail 11.92%
Abercrombie & Fitch Company, Class A	2,500	99,825
Advance Auto Parts, Inc.	1,800	70,740
Aeropostale, Inc. (I)	1,000	31,500
American Eagle Outfitters, Inc.	6,900	106,122
Americas Car Mart, Inc. (I)	500	12,095
AnnTaylor Stores Corp. (I)	1,900	26,562
Asbury Automotive Group, Inc. (I)	1,100	11,726
AutoNation, Inc. (I)(L)	6,800	120,020
Barnes & Noble, Inc. (L)	1,800	42,012
Big 5 Sporting Goods Corp.	900	14,706
Books-A-Million, Inc.	600	4,242
Borders Group, Inc. (I)	1,700	2,380

Value Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)
Brown Shoe, Inc.	800	8,208
Cabela's, Inc. (I)(L)	2,200	26,532
Cato Corp., Class A	1,000	19,130
Charming Shoppes, Inc. (I)	3,600	17,352
Chico's FAS, Inc. (I)	6,800	95,676
Collective Brands, Inc. (I)	1,400	27,076
Conn's, Inc. (I)(L)	700	4,004
Gander Mountain Company (I)	900	4,491
Genesco, Inc. (I)	300	7,842
Group 1 Automotive, Inc. (I)	800	20,192
Guess?, Inc.	1,600	59,280
Gymboree Corp. (I)	1,000	39,920
Jos. A. Bank Clothiers, Inc. (I)(L)	800	32,648
Limited Brands, Inc.	700	11,613
Lithia Motors, Inc., Class A (I)	400	2,904
Marinemax, Inc. (I)	800	5,600
Office Depot, Inc. (I)	10,700	65,698
OfficeMax, Inc. (I)	2,200	23,276
Pacific Sunwear of California, Inc. (I)	1,400	4,676
Penske Auto Group, Inc. (I)(L)	3,300	48,774
PetSmart, Inc.	1,800	46,332
RadioShack Corp. (L)	5,000	94,300
Rent-A-Center, Inc. (I)	2,000	35,380
Ross Stores, Inc.	700	30,786
Sonic Automotive, Inc. (L)	1,500	13,275
Stage Stores, Inc.	700	8,463
Stein Mart, Inc.	1,600	16,432
Talbots, Inc. (I)	1,300	8,593
The Buckle, Inc.	500	13,670
The Dress Barn, Inc. (I)(L)	1,200	25,764
The Men's Wearhouse, Inc.	1,900	38,760
The Pep Boys - Manny, Moe & Jack	1,000	8,090
Tiffany & Company	3,200	136,576
Tractor Supply Company (I)	1,000	46,690
West Marine, Inc.	800	5,600
Williams-Sonoma, Inc. (L)	4,100	83,312

Textiles, Apparel & Luxury Goods 4.09%
Carter's, Inc. (I)	2,000	43,500
Columbia Sportswear Company	1,000	38,420
Crocs, Inc. (I)	3,000	14,610
Fossil, Inc. (I)	3,200	98,720
Fuqi International, Inc. (I)(L)	400	8,768
G-III Apparel Group, Ltd. (I)	400	6,788
Jones Apparel Group, Inc.	4,200	71,190
Liz Claiborne, Inc. (I)(L)	3,200	13,344
Maidenform Brands, Inc. (I)	500	7,245
Oxford Industries, Inc.	600	12,870
Perry Ellis International, Inc. (I)	600	8,388
Phillips-Van Heusen Corp.	2,200	88,000
Steven Madden, Ltd. (I)	700	24,976
Timberland Company, Class A (I)	1,600	26,720
True Religion Apparel, Inc. (I)	600	11,064
Unifirst Corp.	400	17,580
Warnaco Group, Inc. (I)	800	32,568
Wolverine World Wide, Inc.	2,000	51,140

Value Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Consumer Staples 7.04%		991,857

Beverages 0.83%
Coca-Cola Bottling Company	100	4,734
National Beverage Corp. (I)	1,400	15,050
PepsiAmericas, Inc.	3,300	97,680

Food & Staples Retailing 1.75%
Andersons, Inc.	300	7,839
SUPERVALU, Inc.	1,800	24,894
United Natural Foods, Inc. (I)	1,100	27,731
Village Super Market, Inc.	600	18,132
Weis Markets, Inc.	900	31,302
Whole Foods Market, Inc. (I)(L)	5,300	135,945

Food Products 1.23%
Chiquita Brands International, Inc. (I)(L)	1,000	16,990
Del Monte Foods Company	9,700	101,753
Hormel Foods Corp.	800	30,016
Lancaster Colony Corp.	200	9,544
Pilgrim's Pride Corp. (I)	1,300	7,774
Seneca Foods Corp., Class A (I)	300	7,095

Household Products 0.88%
Central Garden & Pet Company, Class A (I)	2,800	23,100
Energizer Holdings, Inc. (I)	1,800	101,412
Personal Products 2.29%
Bare Escentuals, Inc. (I)	800	10,232
Herbalife, Ltd.	2,200	92,268
Intermediate Parfums, Inc.	1,100	12,969
NBTY, Inc. (I)	3,000	120,420
Nu Skin Enterprises, Inc., Class A	2,800	74,984
Tiens Biotech Group USA Inc (I)	400	1,780
USANA Health Sciences, Inc. (I)	300	9,627

Tobacco 0.06%
Alliance One International, Inc. (I)	1,800	8,586

Energy 0.87%		122,128

Energy Equipment & Services 0.23%
Oil States International, Inc. (I)	900	32,283

Oil, Gas & Consumable Fuels 0.64%
CVR Energy, Inc. (I)	2,100	15,393
World Fuel Services Corp. (L)	1,400	74,452

Financials 10.78%		1,517,880

Capital Markets 0.96%
Allied Capital Corp.	4,300	15,222
Ares Capital Corp.	2,600	30,212
Calamos Asset Management, Inc.	500	5,255
Federated Investors, Inc., Class B	1,700	43,826
Hercules Technology Growth Capital, Inc.	600	5,910
International Assets Holding Corp. (I)	800	13,208
MCG Capital Corp. (I)	3,800	15,086
PennantPark Investment Corp.	800	6,784

Commercial Banks 0.22%
Bancorp, Inc. (I)	1,000	5,810

Value Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Financials (continued)
Great Southern Bancorp, Inc. (L)	400	8,992
National Bankshares, Inc.	300	7,839
Oriental Financial Group, Inc.	800	7,760

Consumer Finance 1.11%
Advance America Cash Advance Centers, Inc.	3,000	18,780
AmeriCredit Corp. (I)(L)	4,900	90,405
Nelnet, Inc., Class A (I)	1,900	33,003
World Acceptance Corp. (I)(L)	500	14,665

Diversified Financial Services 0.16%
Encore Capital Group, Inc. (I)	900	15,336
Primus Guaranty, Ltd. (I)	2,000	6,740

Insurance 6.49%
Allied World Assurance Company Holdings, Ltd.	2,100	100,359
American Equity Investment Life Holding Company	1,000	7,320
American Financial Group, Inc.	3,600	87,336
American Physicians Service Group, Inc.	200	4,650
Aspen Insurance Holdings, Ltd.	1,500	38,865
Axis Capital Holdings, Ltd.	2,800	78,372
Conseco, Inc. (I)	4,000	19,160
Delphi Financial Group, Inc.	1,800	39,348
Endurance Specialty Holdings, Ltd.	2,500	93,475
Genworth Financial, Inc., Class A (I)	14,000	150,780
Hartford Financial Services Group, Inc.	1,700	41,582
Horace Mann Educators Corp.	1,300	15,626
Maiden Holdings, Ltd.	1,900	14,326
National Financial Partners Corp. (I)	1,900	16,606
Platinum Underwriters Holdings, Ltd.	900	31,761
Protective Life Corp.	2,800	46,312
Stancorp Financial Group, Inc.	1,600	59,376
Torchmark Corp.	1,400	60,872
Universal Insurance Holdings, Inc.	1,500	8,205

Real Estate Investment Trusts (REIT's) 1.78%
Agree Realty Corp., REIT	300	7,389
American Capital Agency Corp., REIT	900	23,823
Annaly Capital Management, Inc., REIT	900	16,569
Anworth Mortgage Asset Corp., REIT	2,000	14,400
Ashford Hospitality Trust, Inc., REIT (I)	2,200	9,174
Capstead Mortage Corp., REIT	2,200	31,416
General Growth Properties, Inc., REIT (I)	3,200	20,864
Glimcher Realty Trust, REIT	2,000	5,880
Hatteras Financial Corp. REIT	1,500	45,900
HRPT Properties Trust, REIT	9,500	58,330
iStar Financial, Inc., REIT (I)	4,500	10,935
Ramco-Gershenson Properties Trust, REIT	600	5,460

Thrifts & Mortgage Finance 0.06%
First Defiance Financial Corp.	400	4,344
PMI Group, Inc.	2,300	4,232

Health Care 15.85%		2,231,345

Health Care Equipment & Supplies 2.93%
American Medical Systems Holdings, Inc. (I)(L)	1,100	19,327
ArthroCare Corp. (I)	400	8,760
Beckman Coulter, Inc.	2,100	136,416

Value Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Health Care (continued)
Hill-Rom Holdings, Inc.	1,500	33,270
Invacare Corp.	900	22,410
Kinetic Concepts, Inc. (I)	3,000	101,130
Orthofix International NV (I)	800	24,200
The Cooper Companies, Inc. (L)	1,800	60,282
Young Innovations, Inc.	300	7,272

Health Care Providers & Services 7.31%
AMERIGROUP Corp. (I)	1,300	30,823
BioScrip, Inc. (I)	1,100	8,272
Centene Corp. (I)	1,300	24,466
Chemed Corp.	400	18,072
Community Health Systems, Inc. (I)(L)	3,000	91,530
Coventry Health Care, Inc. (I)	5,800	130,790
Health Management Associates, Inc. (I)	11,700	71,721
Health Net, Inc. (I)	4,500	95,490
Henry Schein, Inc. (I)	2,300	114,218
inVentiv Health, Inc. (I)	800	12,672
Lincare Holdings, Inc. (I)	2,300	81,696
MEDNAX, Inc. (I)	2,000	112,420
Molina Healthcare, Inc. (I)	800	16,720
Odyssey Healthcare, Inc. (I)	1,500	21,795
Owens & Minor, Inc.	800	31,032
Patterson Companies, Inc. (I)	3,300	84,843
Providence Service Corp. (I)	600	8,388
PSS World Medical, Inc. (I)	500	9,675
Triple-S Management Corp., Class B (I)	500	8,030
WellCare Health Plans, Inc.	1,700	56,083

Health Care Technology 0.30%
Cerner Corp. (I)(L)	100	7,529
Computer Programs & Systems, Inc.	100	4,619
IMS Health, Inc.	1,000	21,360
MedQuist, Inc.	1,200	8,496

Life Sciences Tools & Services 1.33%
Life Technologies Corp. (I)	3,600	179,208
Mettler-Toledo International, Inc. (I)	80	7,958

Pharmaceuticals 3.98%
Endo Pharmaceutical Holdings, Inc. (I)	3,200	70,496
K-V Pharmaceutical Company, Class A (I)	1,900	6,384
King Pharmaceuticals, Inc. (I)	8,200	97,006
Medicis Pharmaceutical Corp., Class A	2,000	47,180
Mylan, Inc. (I)(L)	9,300	166,191
Par Pharmaceutical Companies, Inc. (I)	1,200	28,464
Watson Pharmaceuticals, Inc. (I)	3,900	144,651

Industrials 9.07%		1,276,772

Aerospace & Defense 0.38%
Alliant Techsystems, Inc. (I)(L)	600	51,432
DigitalGlobe, Inc. (I)	100	2,301

Air Freight & Logistics 0.04%
Air Transport Services Group, Inc. (I)	2,600	5,850

Commercial Services & Supplies 2.12%
Acco Brands Corp. (I)	1,500	9,795

Value Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Industrials (continued)
Avery Dennison Corp.	1,400	52,584
Bowne & Company, Inc.	1,100	6,666
Cintas Corp.	900	25,281
Deluxe Corp.	2,000	25,800
Ennis Business Forms, Inc.	1,000	14,490
HNI Corp. (L)	1,800	45,486
M & F Worldwide Corp. (I)	400	13,220
R.R. Donnelley & Sons Company	2,600	53,508
United Stationers, Inc. (I)	1,000	50,940

Electrical Equipment 0.61%
Hubbell, Inc.	1,900	86,279

Industrial Conglomerates 0.50%
Carlisle Companies, Inc. (L)	2,200	70,642

Machinery 2.96%
Crane Company	1,700	47,515
John Bean Technologies Corp.	600	10,302
Joy Global, Inc.	1,000	53,540
Oshkosh Corp.	3,800	150,974
Stanley Works (L)	2,400	116,568
The Toro Company	800	31,872
TriMas Corp. (I)	1,200	5,388

Marine 0.04%
Horizon Lines, Inc.	1,100	5,885

Professional Services 1.42%
Administaff, Inc.	500	11,145
COMSYS IT Partners, Inc. (I)	800	6,664
Kforce, Inc. (I)	1,600	20,720
Manpower, Inc.	2,500	123,150
School Specialty, Inc. (I)	400	9,120
Spherion Corp. (I)	2,400	12,552
TrueBlue, Inc. (I)	1,100	13,376
Volt Information Sciences, Inc. (I)	400	3,548

Road & Rail 0.49%
Avis Budget Group, Inc. (I)(L)	4,900	47,775
Dollar Thrifty Automotive Group, Inc. (I)	1,100	20,306

Trading Companies & Distributors 0.51%
Aircastle, Ltd.	2,200	19,492
Interline Brands, Inc. (I)	800	13,456
Wesco International, Inc. (I)	1,500	39,150

Information Technology 11.65%		1,640,472

Communications Equipment 1.58%
ADTRAN, Inc. (L)	1,600	33,808
Black Box Corp.	600	16,914
Brocade Communications Systems, Inc. (I)	11,600	82,244
NETGEAR, Inc. (I)	600	11,910
Plantronics, Inc.	1,300	30,095
Polycom, Inc. (I)	2,200	47,432

Computers & Peripherals 1.37%
QLogic Corp. (I)	2,200	39,468
Seagate Technology	6,000	90,780

Value Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Information Technology (continued)
Western Digital Corp. (I)	1,700	62,628

Electronic Equipment, Instruments & Components 2.82%
Arrow Electronics, Inc. (I)	2,300	60,444
Brightpoint, Inc. (I)	3,300	23,694
Ingram Micro, Inc., Class A (I)	6,900	117,231
Insight Enterprises, Inc. (I)	2,000	20,300
ScanSource, Inc. (I)	600	13,962
Smart Modular Technologies (WWH), Inc. (I)	2,400	10,632
SYNNEX Corp. (I)	1,600	45,296
Tech Data Corp. (I)	2,500	105,275

Internet Software & Services 0.49%
Earthlink, Inc.	4,200	34,566
J2 Global Communications, Inc. (I)	600	11,928
United Online, Inc.	2,600	17,680
Web.com Group, Inc. (I)	800	4,760

IT Services 1.50%
CACI International, Inc., Class A (I)	700	32,494
Convergys Corp. (I)	4,700	52,546
CSG Systems International, Inc. (I)	900	17,424
Global Cash Access, Inc. (I)	3,100	23,064
infoGROUP, Inc. (I)	1,700	13,770
MoneyGram International, Inc. (I)	900	2,232
TeleTech Holdings, Inc. (I)	1,400	27,006
Unisys Corp. (I)	1,360	43,642

Semiconductors & Semiconductor Equipment 0.23%
DSP Group, Inc. (I)	800	5,032
OmniVision Technologies, Inc. (I)	1,500	20,940
Photronics, Inc. (I)	1,500	6,060

Software 3.66%
Actuate Corp. (I)	1,200	4,836
Blackbaud, Inc.	1,100	24,486
Dynamics Research Corp. (I)	500	5,750
ePlus, Inc. (I)	400	6,328
Fair Isaac Corp.	2,100	38,325
Jack Henry & Associates, Inc.	1,800	41,130
JDA Software Group, Inc. (I)	1,200	28,176
Manhattan Associates, Inc. (I)	500	11,780
MICROS Systems, Inc. (I)	900	25,254
MicroStrategy, Inc., Class A (I)	500	43,785
Progress Software Corp. (I)	700	16,863
Quest Software, Inc. (I)	3,400	57,222
Radiant Systems, Inc. (I)	1,500	14,535
Smith Micro Software, Inc. (I)	1,400	8,862
SonicWALL, Inc. (I)	1,300	10,127
Sybase, Inc. (I)(L)	2,900	116,696
TIBCO Software, Inc. (I)	7,100	61,060

Materials 5.05%		710,596

Chemicals 4.17%
Ashland, Inc.	2,500	89,825
Hawkins, Inc. (L)	400	8,736
Innospec, Inc.	500	4,445
Lubrizol Corp.	2,600	188,552

Value Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

		Shares	Value
Materials (continued)
Newmarket Corp.		200	20,944
RPM International, Inc.		4,600	90,160
Spartech Corp.		500	5,435
The Scotts Miracle-Gro Company, Class A		1,200	47,916
Valspar Corp.		3,700	97,014
W.R. Grace & Company (I)		1,500	34,290

Containers & Packaging 0.26%
AEP Industries, Inc. (I)		200	7,558
Boise, Inc. (I)		3,000	14,670
Bway Holding Company (I)		900	14,328

Metals & Mining 0.58%
Reliance Steel & Aluminum Company		2,000	81,760

Paper & Forest Products 0.04%
KapStone Paper and Packaging Corp. (I)		700	4,963

Telecommunication Services 1.32%			185,984

Diversified Telecommunication Services 1.24%
Atlantic Tele-Network, Inc.		400	18,742
CenturyTel, Inc.		3,800	135,242
Cincinnati Bell, Inc. (I)		3,900	11,628
PAETEC Holding Corp. (I)		2,400	8,808

Wireless Telecommunication Services 0.08%
Sprint Nextel Corp. (I)		1,503	5,576
USA Mobility, Inc.		600	5,988

Utilities 0.37%			51,657

Gas Utilities 0.37%
UGI Corp.		2,200	51,657

Short-Term Investments 16.14%			$2,273,322
(Cost $2,273,417)

		Par value	Value
Repurchase Agreement 3.79%			534,000
Repurchase Agreement with State Street Corp. dated 11-30-09 at
0.050% to be repurchased at $534,001 on 12-01-09, collateralized by $520,000 Federal Home Loan Mortgage Corp., 5.125% due 8-23-
2010 (valued at $545,350, including interest).		$534,000	534,000

	Yield *	Shares	Value
Cash Equivalents 12.35%			1,739,322
John Hancock Collateral Investment Trust, (W)(Y)	0.2196%	173,814	1,739,322

Total investments (Cost $14,160,051)† 112.48%			$15,837,505

Other assets and liabilities, net (12.48%)			($1,756,677)

Total net assets 100.00%			$14,080,828

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of November 30, 2009.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

Value Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

(Y) The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of November 30, 2009.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $14,467,586. Net unrealized appreciation aggregated $1,369,919, of which $2,018,905 related to appreciated investment securities and $648,986 related to depreciated investment securities.

REIT Real Estate Investment Trust

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Other assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and forwards contracts, which are stated at market value.

	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$ 4,835,492	$ 4,835,492	—	—
Consumer Staples	991,857	991,857	—	—
Energy	122,128	122,128	—	—
Financials	1,517,880	1,517,880	—	—
Health Care	2,231,345	2,231,345	—	—
Industrials	1,276,772	1,276,772	—	—
Information Technology	1,640,472	1,640,472	—	—
Materials	710,596	710,596	—	—
Telecommunication Services	185,984	185,984	—	—
Utilities	51,657	51,657	—	—
Short-Term Investments	2,273,322	1,739,322	$ 534,000	—
Total investments in securities	15,837,505	15,303,505	534,000	—
Other Financial Instruments	(390)	(390)	—	—
Total Assets	$ 15,837,115	$ 15,303,115	$ 534,000	—

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

12

Financial Instruments Futures

The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. For more information on futures, please refer to the Fund’s prospectus, semiannual and annual reports.

During the period ended November 30, 2009, the Fund used futures to gain exposure to certain securities markets and to maintain the diversity of the portfolio. The following summarizes the Fund’s use of futures contracts and the contracts held as of November 30, 2009:

	Number				Unrealized
	of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Russell 2000 Mini Index
Futures	2	Long	Dec 2009	$173,730	($2,046)
S&P Mid 400 E-mini Index
Futures	2	Long	Dec 2009	136,800	1,656
				$310,530	($390)

Future contracts (USD notional amounts) ranged from approximately $245 thousand to $311 thousand for the three-month period ended November 30, 2009.

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at November 30, 2009 by risk category:

		Financial	Asset	Liability
		instruments	Derivatives	Derivatives
		location	Fair Value	Fair Value
	Receivable for futures
	variation margin; Net
	unrealized appreciation
Interest rate	(depreciation) on
contracts	investments	Futures	$ -	($390)
Total			$ -	($390)

13

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.

630Q3 11/09
1/10

John Hancock MUTUAL FUNDS

John Hancock U.S. Core Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2009

U.S. Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Common Stocks 95.54%		$36,512,514
(Cost $34,072,240)

Consumer Discretionary 9.07%		3,466,107

Auto Components 0.13%
Johnson Controls, Inc.	1,900	51,395

Automobiles 0.05%
Harley-Davidson, Inc. (L)	600	17,484

Diversified Consumer Services 0.84%
Apollo Group, Inc., Class A	3,600	205,452
Career Education Corp. (I) (L)	500	13,015
H & R Block, Inc.	600	12,180
ITT Educational Services, Inc.	1,000	90,980

Hotels, Restaurants & Leisure 1.15%
Darden Restaurants, Inc.	400	12,572
International Game Technology (L)	1,300	24,557
Marriott International, Inc., Class A (L)	502	12,904
McDonald's Corp.	4,800	303,600
Penn National Gaming, Inc. (I)	400	10,716
Starbucks Corp.	2,900	63,510
Yum! Brands, Inc.	300	10,581

Household Durables 0.06%
Pulte Homes, Inc.	1,100	10,054
Whirlpool Corp.	200	14,832

Internet & Catalog Retail 1.19%
Amazon.com, Inc.	2,300	312,593
Expedia, Inc. (I)	1,700	43,316
Liberty Media Corp. - Interactive A (I)	1,100	11,704
Netflix, Inc. (L)	400	23,452
Priceline.com, Inc.	290	62,095

Media 0.83%
CBS Corp., Class B	6,100	78,141
DIRECTV, Class A (I)	400	12,652
Discovery Communications, Inc., Series A (I)	600	19,170
Liberty Media - Starz, Series A (I)	40	1,914
News Corp., Class A	6,900	79,074
Omnicom Group, Inc.	300	11,016
Time Warner Cable, Inc.	466	19,521
Viacom, Inc., Class B	2,300	68,172
Virgin Media, Inc.	1,800	29,628

Multiline Retail 1.00%
Dollar Tree, Inc.	800	39,176
Family Dollar Stores, Inc.	1,000	30,510
J.C. Penney Company, Inc.	1,200	34,488
Kohl's Corp.	2,300	122,222
Macy's, Inc.	1,600	26,096
Nordstrom, Inc. (L)	1,800	60,210
Sears Holdings Corp. (I)	400	28,380
Target Corp.	900	41,904

Specialty Retail 3.26%
Abercrombie & Fitch Company, Class A (L)	500	19,965
Advance Auto Parts, Inc.	900	35,370

U.S. Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)
Aeropostale, Inc.	600	18,900
American Eagle Outfitters, Inc.	900	13,842
AutoNation, Inc. (I) (L)	1,600	28,240
AutoZone, Inc.	930	137,519
Bed Bath & Beyond, Inc. (I) (L)	2,100	78,456
Best Buy Company, Inc.	2,700	115,641
CarMax, Inc. (L)	1,400	27,832
Gap, Inc.	2,500	53,550
Guess?, Inc.	300	11,115
Home Depot, Inc.	15,800	432,288
Limited Brands, Inc.	500	8,295
Lowe's Companies, Inc.	3,300	71,973
O'Reilly Automotive, Inc. (I) (L)	1,100	42,658
PetSmart, Inc.	800	20,592
Ross Stores, Inc.	200	8,796
Staples, Inc.	1,000	23,320
The Sherwin-Williams Company	800	48,672
TJX Companies, Inc.	900	34,542
Urban Outfitters, Inc.	400	12,656

Textiles, Apparel & Luxury Goods 0.56%
Coach, Inc.	5,700	198,075
VF Corp.	200	14,544

Consumer Staples 16.23%		6,200,863

Beverages 5.09%
Coca-Cola Enterprises, Inc.	4,000	78,600
Constellation Brands, Inc., Class A (I)	900	15,399
Hansen Natural Corp.	800	27,976
Pepsi Bottling Group, Inc.	1,500	56,925
PepsiCo, Inc.	10,800	671,976
The Coca-Cola Company	19,100	1,092,520

Food & Staples Retailing 5.01%
CVS Caremark Corp.	3,300	102,333
SUPERVALU, Inc.	400	5,532
Sysco Corp.	800	21,632
Wal-Mart Stores, Inc.	23,200	1,265,560
Walgreen Company	12,800	497,792
Whole Foods Market, Inc. (I) (L)	900	23,085

Food Products 0.75%
Archer-Daniels-Midland Company	2,400	73,944
Campbell Soup Company	500	17,485
Dean Foods Company (I)	800	12,720
General Mills, Inc.	800	54,400
Hershey Company	1,400	49,518
J.M. Smucker Company	300	17,724
Kellogg Company	900	47,322
Ralcorp Holdings, Inc.	200	11,584

Household Products 2.91%
Clorox Company	1,000	60,270
Colgate-Palmolive Company	4,800	404,112
Kimberly-Clark Corp.	1,700	112,149
The Procter & Gamble Company	8,600	536,210

U.S. Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Consumer Staples (continued)

Personal Products 0.13%
Avon Products, Inc.	1,400	47,950

Tobacco 2.34%
Altria Group, Inc.	15,500	291,555
Lorillard, Inc.	600	46,746
Philip Morris International, Inc.	11,600	557,844

Energy 9.78%		3,738,543

Energy Equipment & Services 0.27%
Baker Hughes, Inc.	600	24,444
BJ Services Company	1,000	18,780
ENSCO International, Inc.	300	13,200
FMC Technologies, Inc. (I)	200	10,894
Nabors Industries, Ltd. (I)	1,300	26,845
Patterson-UTI Energy, Inc.	500	7,695

Oil, Gas & Consumable Fuels 9.51%
Chevron Corp.	11,200	874,048
ConocoPhillips	10,600	548,762
Exxon Mobil Corp.	25,100	1,884,257
Newfield Exploration Company (I)	300	12,684
Noble Energy, Inc.	300	19,575
Occidental Petroleum Corp.	2,000	161,580
Southwestern Energy Company (I)	500	21,980
Sunoco, Inc.	1,300	32,760
Valero Energy Corp.	5,100	81,039

Financials 5.13%		1,962,003

Capital Markets 2.28%
BlackRock, Inc.	180	40,874
Franklin Resources, Inc.	570	61,577
Goldman Sachs Group, Inc.	3,380	573,451
Invesco, Ltd.	700	15,575
Morgan Stanley	4,000	126,320
SEI Investments Company (I)	600	10,506
State Street Corp.	800	33,040
TD Ameritrade Holding Corp. (I)	600	11,784

Commercial Banks 0.21%
BB&T Corp. (L)	1,400	34,860
Commerce Bancshares, Inc.	315	12,663
First Horizon National Corp. (I)	1,015	13,753
U.S. Bancorp	400	9,652
Wells Fargo & Company	400	11,216

Consumer Finance 0.32%
American Express Company (I)	1,600	66,928
World Acceptance Corp. (I) (L)	1,829	53,645

Diversified Financial Services 0.32%
CME Group, Inc.	130	42,670
IntercontinentalExchange, Inc. (I)	300	32,037
JPMorgan Chase & Company	1,100	46,739

Insurance 1.90%
Aflac, Inc.	400	18,412

U.S. Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Financials (continued)
Allstate Corp.	3,400	96,594
American Financial Group, Inc.	500	12,130
Assurant, Inc.	300	9,171
Brown & Brown, Inc.	800	14,280
Chubb Corp.	2,000	100,280
Fidelity National Financial, Inc., Class A	1,600	22,224
First American Corp.	400	12,688
HCC Insurance Holdings, Inc.	1,000	26,130
MetLife, Inc.	1,100	37,609
Old Republic International Corp.	1,100	11,704
Progressive Corp. (I)	700	11,739
The Travelers Companies, Inc.	5,600	293,384
Torchmark Corp.	400	17,392
W.R. Berkley Corp.	1,700	42,007

Thrifts & Mortgage Finance 0.10%
People's United Financial, Inc.	1,500	24,435
TFS Financial Corp.	1,300	14,534

Health Care 24.18%		9,239,628

Biotechnology 2.06%
Amgen, Inc.	9,700	546,595
Biogen Idec, Inc. (I)	2,200	103,268
Cephalon, Inc. (I) (L)	300	16,485
Dendreon Corp. (I)	500	13,670
Gilead Sciences, Inc.	1,500	69,075
Myriad Genetics, Inc. (I)	500	11,560
Vertex Pharmaceuticals, Inc.	700	27,174

Health Care Equipment & Supplies 1.66%
Baxter International, Inc.	800	43,640
Edwards Lifesciences Corp.	300	24,684
Gen-Probe, Inc.	300	12,507
Intuitive Surgical, Inc. (I) (L)	90	25,249
Inverness Medical Innovations, Inc. (I) (L)	400	16,820
Medtronic, Inc.	5,100	216,444
ResMed, Inc.	400	20,108
Stryker Corp.	900	45,360
Zimmer Holdings, Inc.	3,900	230,763

Health Care Providers & Services 6.51%
Aetna, Inc.	900	26,199
AmerisourceBergen Corp.	4,900	120,981
Cardinal Health, Inc.	2,900	93,467
CIGNA Corp.	2,900	93,032
Community Health Systems, Inc.	400	12,204
Coventry Health Care, Inc. (I)	1,100	24,805
DaVita, Inc.	700	41,468
Express Scripts, Inc.	1,600	137,280
Humana, Inc.	800	33,208
McKesson Corp.	3,700	229,474
Medco Health Solutions, Inc.	700	44,212
Omnicare, Inc.	1,000	23,180
Patterson Companies, Inc.	300	7,713
Quest Diagnostics, Inc.	1,200	69,528
UnitedHealth Group, Inc.	35,466	1,016,810

U.S. Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Health Care (continued)
WellPoint, Inc. (I)	9,500	513,285

Health Care Technology 0.16%
Cerner Corp.	800	60,232

Life Sciences Tools & Services 0.24%
Life Technologies Corp. (I)	600	29,868
Thermo Fisher Scientific, Inc.	1,300	61,399

Pharmaceuticals 13.55%
Abbott Laboratories	8,000	435,920
Allergan, Inc.	1,200	69,756
Bristol-Myers Squibb Company	10,900	275,879
Eli Lilly & Company	11,900	437,087
Endo Pharmaceutical Holdings, Inc.	600	13,218
Forest Laboratories, Inc. (I)	6,800	208,488
Johnson & Johnson	20,500	1,288,220
Merck & Company, Inc. (L)	22,545	816,354
Mylan, Inc. (L)	1,900	33,953
Pfizer, Inc.	87,186	1,584,170
Watson Pharmaceuticals, Inc.	400	14,836

Industrials 2.03%		776,657

Aerospace & Defense 1.06%
DigitalGlobe, Inc.	1,412	32,490
General Dynamics Corp.	2,500	164,750
Goodrich Corp.	500	29,670
L-3 Communications Holdings, Inc.	100	7,837
Lockheed Martin Corp.	670	51,744
Rockwell Collins, Inc.	200	10,692
United Technologies Corp.	1,600	107,584

Air Freight & Logistics 0.04%
C.H. Robinson Worldwide, Inc.	300	16,722

Building Products 0.05%
Masco Corp.	1,300	17,654

Commercial Services & Supplies 0.09%
Copart, Inc.	800	25,936
Iron Mountain, Inc. (I)	400	9,600

Construction & Engineering 0.06%
URS Corp.	600	24,930

Industrial Conglomerates 0.45%
3M Company	2,200	170,368

Machinery 0.15%
Caterpillar, Inc.	400	23,356
Cummins, Inc.	600	26,940
Parker-Hannifin Corp.	100	5,396

Professional Services 0.09%
Dun & Bradstreet Corp.	100	7,859
Manpower, Inc.	300	14,778
Robert Half International, Inc. (L)	500	11,165

Trading Companies & Distributors 0.04%
Fastenal Company (L)	200	7,416
W.W. Grainger, Inc.	100	9,770

U.S. Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Information Technology 25.42%		9,713,266

Communications Equipment 5.67%
Brocade Communications Systems, Inc. (I)	1,600	11,344
Cisco Systems, Inc.	40,800	954,720
Juniper Networks, Inc.	1,000	26,130
Motorola, Inc.	15,400	123,354
QUALCOMM, Inc.	23,400	1,053,000

Computers & Peripherals 3.90%
Apple, Inc.	3,740	747,663
Dell, Inc.	7,415	104,700
EMC Corp.	4,100	69,003
International Business Machines Corp.	3,220	406,847
NetApp, Inc.	500	15,410
SanDisk Corp. (I)	1,600	31,552
Teradata Corp. (I)	500	14,650
Western Digital Corp. (I)	2,700	99,468

Electronic Equipment, Instruments & Components 0.31%
Corning, Inc.	7,000	116,760

Internet Software & Services 4.65%
eBay, Inc. (I)	5,100	124,797
Google, Inc., Class A	2,810	1,638,230
Yahoo!, Inc. (I)	800	11,976

IT Services 1.06%
Affiliated Computer Services, Inc., Class A (I)	1,100	60,720
Alliance Data Systems Corp.	200	12,198
Automatic Data Processing, Inc.	500	21,725
Cognizant Technology Solutions Corp., Class A	3,200	140,576
Computer Sciences Corp. (I)	600	33,186
Fidelity National Information Services, Inc.	1,100	24,860
Global Payments, Inc.	800	41,008
MasterCard, Inc.	120	28,903
SAIC, Inc.	600	10,692
Visa, Inc., Class A	400	32,400

Semiconductors & Semiconductor Equipment 0.87%
Analog Devices, Inc.	500	14,995
Broadcom Corp., Class A (I)	3,200	93,440
Cree, Inc.	400	19,132
Intel Corp.	900	17,280
NVIDIA Corp.	4,800	62,688
Texas Instruments, Inc.	5,000	126,450

Software 8.96%
Adobe Systems, Inc.	400	14,032
BMC Software, Inc. (I)	400	15,492
Citrix Systems, Inc. (I)	1,200	45,816
FactSet Research Systems, Inc. (L)	200	14,470
Intuit, Inc.	500	14,605
McAfee, Inc.	1,200	45,780
Microsoft Corp.	57,700	1,696,957
Novell, Inc. (I)	20,700	80,937
Oracle Corp.	64,400	1,421,952
Red Hat, Inc. (I)	500	13,350
Rovi Corp.	400	11,924
Symantec Corp. (I)	2,000	35,500

U.S. Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Information Technology (continued)
VMware, Inc., Class A (L)	300	12,594

Materials 1.54%		588,974

Chemicals 0.51%
Air Products & Chemicals, Inc.	400	33,172
Celanese Corp., Series A, Series A	500	14,880
Lubrizol Corp.	200	14,504
The Dow Chemical Company	3,700	102,786
The Scotts Miracle-Gro Company, Class A	400	15,972
Valspar Corp.	500	13,110

Construction Materials 0.09%
Martin Marietta Materials, Inc.	100	8,529
Vulcan Materials Company (L)	500	24,240

Metals & Mining 0.86%
Alcoa, Inc.	2,000	25,040
Allegheny Technologies, Inc.	400	13,612
Barrick Gold Corp.	2,400	102,456
Freeport-McMoRan Copper & Gold, Inc., Class B	700	57,960
Nucor Corp.	500	21,205
Reliance Steel & Aluminum Company	300	12,264
Southern Copper Corp. (L)	2,800	97,552

Paper & Forest Products 0.08%
International Paper Company	600	15,270
MeadWestvaco Corp.	600	16,422

Telecommunication Services 1.53%		585,727

Diversified Telecommunication Services 1.48%
AT&T, Inc.	7,675	206,764
CenturyTel, Inc.	1,500	53,385
Frontier Communications Corp.	2,000	15,800
Verizon Communications, Inc.	9,200	289,432

Wireless Telecommunication Services 0.05%
Crown Castle International Corp. (I)	400	14,676
MetroPCS Communications, Inc. (I)	900	5,670

Utilities 0.63%		240,746

Electric Utilities 0.16%
FPL Group, Inc.	300	15,591
Pinnacle West Capital Corp.	400	14,036
Progress Energy, Inc.	400	15,636
Southern Company	500	16,045

Independent Power Producers & Energy Traders 0.07%
AES Corp. (I)	2,200	28,028

Multi-Utilities 0.36%
Consolidated Edison, Inc.	1,200	51,492
NSTAR	400	13,252
PG&E Corp.	1,700	71,978

Water Utilities 0.04%
Aqua America, Inc.	900	14,688

U.S. Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Short-Term Investments 5.75%			$2,196,801
(Cost $2,196,779)

		Par Value	Value
Repurchase Agreement 4.09%
Repurchase Agreement with State Street Corp. dated 11/30/2009 at
0.050% to be repurchased at $1,564,002 on 12/01/2009,
collateralized by $1,525,000 Federal Home Loan Mortgage Corp.,
5.13% due 08/23/2010 (valued at $1,599,344, including interest).		$1,564,000	1,564,000

	Yield*	Shares	Value

Cash Equivalents 1.66%
John Hancock Collateral Investment Trust, (W) (Y)	0.2196%	63,237	632,801

Total investments (Cost $36,269,019)† 101.29%			$38,709,315

Other assets and liabilities, net (1.29%)			($491,279)

Total net assets 100.00%			$38,218,036

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of November 30, 2009.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of November 30, 2009.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $36,491,843. Net unrealized appreciation aggregated $2,217,472, of which $3,027,711 related to appreciated investment securities and $810,239 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments as part of the securities lending program.

Other assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009, by major security category or security type. Other financial instruments are derivative

9

instruments not reflected in the Portfolio of Investments, such as futures and forwards contracts, which are stated at market value.

			Level 2	`Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$3,466,107	$3,466,107	—	—
Consumer Staples	6,200,863	6,200,863	—	—
Energy	3,738,543	3,738,543	—	—
Financials	1,962,003	1,962,003	—	—
Health Care	9,239,628	9,239,628	—	—
Industrials	776,657	776,657	—	—
Information Technology	9,713,266	9,713,266	—	—
Materials	588,974	588,974	—	—
Telecommunication Services	585,727	585,727	—	—
Utilities	240,746	240,746	—	—
Short-Term Investments	2,196,801	632,801	$1,564,000	—
Total investments in securities	$38,709,315	$37,145,315	$1,564,000	—
Other Financial Instruments	(38,223)	(38,223)	—	—
Totals	$38,671,092	$37,107,092	$1,564,000	—

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Financial Instruments
Futures
The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. For more information on futures, please refer to the Fund’s prospectus, semiannual and annual reports.

10

During the period ended November 30, 2009, the Fund used futures to gain exposure to certain securities markets and to maintain the diversity of the portfolio. The following summarizes the Fund’s use of futures contracts and the contracts held as of November 30, 2009:

	Number
	of		Expiration	Notional	Unrealized
Open Contracts	Contracts	Position	Date	Value	Depreciation

S&P 500 E-Mini Index Futures	14	Long	Dec 2009	$766,360	($38,223)

Future contracts (USD notional amounts) ranged from approximately $0.8 million to $4.6 million for the three-month period ended November 30, 2009.

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at November 30, 2009 by risk category:

	Financial	Asset
	instruments	Derivatives Fair	Liability Derivatives
	location	Value	Fair Value
Equity contracts	Futures	-	($38,223)

11

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Investment Management
Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Core Fund.

650Q3 11/09
1/10

John Hancock
MUTUAL FUNDS

John Hancock International Core Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2009

International Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Common Stocks 94.80%		$1,053,033,951
(Cost $1,099,736,804)

Australia 3.85%		42,712,441
Australia & New Zealand Banking Group, Ltd.	256,657	5,197,800
BGP Holdings PLC (I)	2,714,128	4
BlueScope Steel, Ltd.	670,170	1,659,284
Commonwealth Bank of Australia	96,776	4,672,161
Foster's Group, Ltd.	340,430	1,751,139
General Property Trust, Ltd.	2,977,000	1,619,046
Goodman Fielder, Ltd.	527,202	738,775
JB Hi-Fi, Ltd.	28,799	611,015
Macquarie Group, Ltd. (L)	34,897	1,530,139
Macquarie Infrastructure Group	872,406	1,037,779
Macquarie Office Trust	2,361,589	636,690
Mirvac Group, Ltd.	903,079	1,299,762
National Australia Bank, Ltd.	170,563	4,462,600
Qantas Airways, Ltd.	476,664	1,128,594
Stockland Company, Ltd.	720,977	2,663,298
Suncorp-Metway, Ltd.	309,353	2,483,167
TABCORP Holdings, Ltd.	220,114	1,441,297
Telstra Corp., Ltd.	753,908	2,354,601
Woodside Petroleum, Ltd.	110,220	4,899,576
Woolworths, Ltd.	98,355	2,525,714

Austria 0.18%		2,047,099
Erste Group Bank AG	22,690	930,641
OMV AG	26,253	1,116,458

Belgium 1.91%		21,194,516
Anheuser-Busch InBev NV	167,088	8,381,587
Belgacom SA (L)	62,653	2,379,680
Colruyt SA (L)	7,256	1,844,195
Delhaize Group SA	24,364	1,844,757
Dexia SA (I)(L)	250,336	1,904,163
Fortis (I)	641,358	2,720,856
Mobistar SA	19,636	1,379,249
Nyrstar (I)	58,232	740,029

Bermuda 0.05%		604,378
Lancashire Holdings Ltd	86,383	604,378

Canada 2.68%		29,754,479
Bank of Montreal	112,300	5,719,277
Canadian National Railway Company	22,600	1,184,177
Canadian Pacific Railway, Ltd.	27,100	1,308,781
IGM Financial, Inc.	45,500	1,753,781
Magna International, Inc.	41,100	1,958,812
Methanex Corp.	24,100	428,840
Metro, Inc.	38,700	1,331,802
National Bank of Canada	73,265	4,385,904
Penn West Energy Trust	35,600	624,029
RONA, Inc. (I)	36,000	500,739
Royal Bank of Canada	57,100	3,073,575
Sun Life Financial, Inc.	65,400	1,806,959
Teck Resources, Ltd (I)	63,500	2,195,485
Toronto-Dominion Bank	55,300	3,482,318

International Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Denmark 0.51%		5,609,872
Danske Bank AS (I)	26,372	571,003
Novo Nordisk AS	75,357	5,038,869

Finland 0.61%		6,714,031
Neste Oil Oyj (L)	78,878	1,379,022
Nokia AB Oyj	155,367	2,042,543
Outokumpu Oyj	62,333	1,087,895
Rautaruukki Oyj (L)	26,905	564,326
Sampo Oyj, A Shares	37,504	894,332
YIT Oyj	36,072	745,913

France 8.89%		98,778,749
BNP Paribas	191,904	15,983,544
Carrefour SA	22,473	1,091,085
Casino Guichard Perrachon SA	13,379	1,152,550
Cie de Saint-Gobain SA	41,512	2,279,606
Dassault Systemes SA	26,723	1,539,153
Essilor International SA	39,081	2,273,119
Eutelsat Communications	24,941	817,838
France Telecom SA	102,909	2,679,501
GDF Suez (L)	28,265	1,181,190
Gemalto NV (I)	32,714	1,458,277
Hermes International SA	20,122	2,865,254
Iliad SA	5,765	696,797
L'Oreal SA	26,496	2,889,711
Lafarge SA	12,608	1,038,863
Nexans SA	9,068	683,594
PPR SA	16,090	1,955,644
Peugeot SA (I)	70,476	2,509,688
Publicis Groupe SA	26,942	1,041,075
Renault SA (I)	81,850	3,999,677
Rhodia SA (I)	66,205	1,168,974
Sanofi-Aventis SA	359,290	27,168,454
Societe Generale	119,529	8,492,635
SOITEC (I)(L)	60,993	854,013
Technip SA	32,766	2,239,991
Thomson SA (I)(L)	439,246	699,501
Total SA	124,170	7,693,148
Vivendi SA	39,091	1,132,289
Wendel	20,204	1,193,578

Germany 4.22%		46,921,542
Adidas-Salomon AG	14,981	858,754
Allianz SE	6,046	746,529
BASF SE	39,099	2,373,693
Bayerische Motoren Werke (BMW) AG	77,233	3,657,990
Beiersdorf AG	10,723	699,238
Deutsche Bank AG	87,851	6,369,762
Deutsche Post AG	63,614	1,192,518
Deutsche Telekom AG	113,154	1,677,729
E.ON AG	62,493	2,485,031
Hannover Rueckversicherung AG (I)	48,638	2,322,368
Heidelberger Druckmaschinen AG (I)(L)	39,469	325,897
Infineon Technologies AG (I)	567,399	2,751,456
Kloeckner & Co. SE (I)	49,612	1,159,385
Metro AG	17,735	1,114,610

International Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Germany (continued)
MTU Aero Engines Holding AG	24,383	1,251,238
Muenchener Rueckversicherungs - Gesellschaft AG (MunichRe)	5,908	925,312
Norddeutsche Affinerie AG	41,805	1,828,657
Puma AG	5,201	1,794,725
RWE AG	13,273	1,222,365
Salzgitter AG	29,632	2,841,565
SAP AG	104,476	5,009,841
Software AG	13,158	1,411,009
Suedzucker AG	59,314	1,302,754
ThyssenKrupp AG	31,218	1,142,291
Vossloh AG	4,540	456,825

Greece 0.82%		9,054,323
Alpha Bank AE (I)	100,933	1,381,968
Marfin Financial Group SA Holdings (I)	97,416	308,326
National Bank of Greece SA (I)	137,597	4,068,701
OPAP SA	109,091	2,613,275
Public Power Corp. SA (I)	33,718	682,053

Hong Kong 1.41%		15,697,387
CLP Holdings, Ltd.	816,199	5,527,854
Esprit Holdings, Ltd.	223,794	1,505,358
Hong Kong & China Gas Company, Ltd.	922,300	2,209,778
Hong Kong Electric Holdings, Ltd.	645,354	3,505,146
Hong Kong Exchanges & Clearing, Ltd.	110,400	1,966,515
Yue Yuen Industrial Holdings, Ltd.	350,218	982,736

Ireland 0.81%		8,957,248
C&C Group PLC	291,519	1,225,662
CRH PLC	144,571	3,653,590
DCC PLC	35,151	950,160
Experian Group PLC	188,554	1,778,324
Kerry Group PLC	45,449	1,349,512

Italy 5.17%		57,409,018
Ansaldo STS SpA	50,477	1,011,910
Azimut Holding SpA	30,036	395,349
Banca Monte dei Paschi di Siena SpA	372,349	720,541
Bulgari SpA (L)	142,657	1,327,483
Enel SpA (L)	1,118,075	6,698,614
ENI SpA	633,695	15,719,387
Fiat SpA (I)	75,699	1,127,370
Finmeccanica SpA (I)	39,548	657,730
Italcementi SpA	36,018	254,404
Luxottica Group SpA (L)	45,256	1,129,516
Mediaset SpA	328,984	2,508,812
Parmalat SpA	729,590	2,129,221
Saipem SpA	57,597	1,863,533
Snam Rete Gas SpA	458,702	2,303,095
Telecom Italia SpA	1,921,328	3,089,603
Telecom Italia SpA	1,953,933	2,218,688
Terna Rete Elettrica Nazionale SpA (L)	442,670	1,839,933
UniCredit Italiano SpA (I)	3,598,570	12,413,829

International Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Japan 22.96%		255,015,770
Advantest Corp.	57,700	1,265,165
AEON Credit Service Company, Ltd.	24,000	245,466
Aiful Corp. (L)	394,600	455,709
Aisin Seiki Company, Ltd.	63,300	1,516,045
Alps Electric Co., Ltd. (I)	165,046	936,038
Asahi Glass Company, Ltd.	197,000	1,722,600
Asahi Kasei Corp.	341,000	1,646,125
Astellas Pharmaceuticals, Inc.	104,900	3,848,322
Canon, Inc.	39,100	1,494,441
Chubu Electric Power Company, Inc.	21,600	551,921
Chugai Pharmaceutical Company, Ltd.	54,400	1,032,615
Circle K Sunkus Co., Ltd.	30,800	405,975
Cosmo Oil Company, Ltd.	410,000	876,307
Culture Convenience Club Co., Ltd. (L)	133,000	820,615
CyberAgent, Inc. (L)	548	829,721
Daiei, Inc. (I)(L)	104,500	366,579
Daikyo, Inc. (I)(L)	421,000	886,948
Daito Trust Construction Company, Ltd.	40,400	1,921,773
Daiwa Securities Group, Inc.	220,000	1,173,496
Denso Corp.	76,000	2,125,860
Don Quijote Co., Ltd. (L)	53,600	1,351,827
Dowa Holdings Company, Ltd.	288,000	1,522,244
Ebara Corp. (I)	353,000	1,335,428
Eisai Company, Ltd.	46,980	1,718,197
Electric Power Development Company, Ltd.	41,600	1,292,118
Elpida Memory, Inc. (I)	113,400	1,372,738
Fast Retailing Company, Ltd.	27,400	4,966,604
Fuji Heavy Industries, Ltd. (I)	401,116	1,564,906
Fuji Oil Co., Ltd.	45,800	770,200
FUJIFILM Holdings Corp.	28,300	771,379
Fujikura, Ltd.	260,000	1,219,937
Fujitsu, Ltd.	333,000	1,961,096
GS Yuasa Corp. (L)	129,000	901,386
Hankyu Hanshin Holdings, Inc.	168,000	777,888
Hanwa Co., Ltd.	169,000	551,667
Haseko Corp. (I)	1,640,000	1,202,352
Hikari Tsushin, Inc.	37,300	638,325
Hirose Electric Company, Ltd.	13,200	1,396,837
Hitachi Construction Machinery Company, Ltd.	59,900	1,402,771
Hitachi, Ltd. (I)	308,000	828,557
Hokkaido Electric Power Company, Inc.	75,499	1,504,494
Honda Motor Company, Ltd.	328,112	10,144,464
Ibiden Company, Ltd.	60,000	2,004,978
Inpex Holdings, Inc.	207	1,613,163
Iseki & Co., Ltd. (I)(L)	286,000	853,200
Itochu Corp.	356,000	2,421,700
JFE Holdings, Inc.	100,000	3,253,847
Kajima Corp.	402,000	776,000
Kakaku.com, Inc.	317	1,158,923
Kao Corp.	175,550	4,297,622
Kawasaki Kisen Kaisha, Ltd. (I)(L)	410,000	1,191,906
KDDI Corp.	201	1,086,635
Komatsu, Ltd.	86,200	1,695,297
Konami Corp.	49,923	833,606
Kyocera Corp.	9,300	735,376

International Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Japan (continued)
Kyushu Electric Power Company, Inc.	44,980	986,518
Lawson, Inc.	27,900	1,379,243
Leopalace21 Corp. (I)	138,200	529,816
Marubeni Corp.	532,824	2,810,412
Matsui Securities Company, Ltd. (L)	132,300	888,476
Mazda Motor Corp. (I)	817,000	1,741,201
Mitsubishi Chemical Holdings Corp.	395,000	1,435,994
Mitsubishi Corp.	162,795	3,674,035
Mitsubishi Electric Corp. (I)	157,000	1,109,137
Mitsubishi Motors Corp. (I)(L)	314,000	420,443
Mitsubishi UFJ Financial Group	701,100	3,864,707
Mitsubishi UFJ Lease & Finance Company, Ltd.	44,430	1,335,283
Mitsui Mining & Smelting Company, Ltd. (I)	623,000	1,531,329
Mitsui O.S.K. Lines, Ltd.	443,000	2,475,924
Mizuho Financial Group, Inc.	3,058,600	5,652,154
Net One Systems Co., Ltd.	354	421,851
NGK INSULATORS, Ltd.	54,000	1,177,756
Nidec Corp.	12,700	1,108,509
Nikon Corp.	25,200	455,413
Nintendo Company, Ltd.	4,800	1,174,784
Nippon Electric Glass Company, Ltd.	128,000	1,507,332
Nippon Mining Holdings, Inc.	773,500	3,005,628
Nippon Oil Corp.	780,000	3,321,366
Nippon Paper Group, Inc.	43,500	1,183,572
Nippon Telegraph & Telephone Corp.	101,200	4,363,148
Nippon Yakin Kogyo Co., Ltd. (L)	205,500	811,260
Nippon Yusen Kabushiki Kaisha (L)	483,000	1,504,103
Nissan Motor Company, Ltd. (I)	1,624,300	11,778,172
Nisshin Seifun Group, Inc.	32,500	437,457
Nisshinbo Holdings, Inc.	83,000	678,110
Nitori Company, Ltd.	22,900	1,919,837
Nitto Denko Corp.	64,000	2,052,754
Nomura Holdings, Inc.	228,600	1,637,714
NTT DoCoMo, Inc.	3,784	5,718,081
Obayashi Corp.	281,000	935,250
Odakyu Electric Railway Company, Ltd.	131,000	1,076,330
Oriental Land Company, Ltd.	19,500	1,387,496
ORIX Corp.	57,550	3,969,474
Osaka Gas Company, Ltd.	814,120	2,967,134
Pacific Metals Co., Ltd.	284,000	1,840,478
Point, Inc.	22,920	1,267,745
Rakuten, Inc.	1,720	1,384,945
Resona Holdings, Inc.	286,800	3,077,872
Ricoh Company, Ltd.	136,000	1,789,094
Rohm Company, Ltd.	19,000	1,235,811
Ryohin Keikaku Co., Ltd.	28,500	1,165,194
SANKYO Company, Ltd.	42,300	2,368,673
SEGA SAMMY HOLDINGS, Inc.	208,800	2,644,404
Seven & I Holdings Company, Ltd.	327,100	7,284,846
Sharp Corp.	172,000	1,948,577
Shimamura Company, Ltd.	11,000	1,027,488
Shin-Etsu Chemical Company, Ltd.	33,200	1,787,996
Showa Shell Sekiyu KK	152,700	1,284,876
Softbank Corp.	68,400	1,627,258
Sojitz Holdings Corp.	1,053,300	1,841,580

International Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Japan (continued)
Sumco Corp.	120,000	2,029,365
Sumitomo Corp.	245,700	2,418,628
Sumitomo Electric Industries, Ltd.	214,900	2,521,497
Sumitomo Metal Industries, Ltd.	784,000	1,988,259
Sumitomo Metal Mining Company, Ltd.	183,000	3,003,406
Sumitomo Trust & Banking Company, Ltd.	569,841	3,069,634
Suzuki Motor Corp.	70,600	1,663,523
Taisei Corp.	673,000	1,172,812
Taisho Pharmaceuticals Company, Ltd.	43,790	799,400
Taiyo Yuden Co., Ltd.	122,000	1,238,496
Takeda Pharmaceutical Company, Ltd.	136,189	5,673,844
Takefuji Corp. (L)	78,380	377,815
TDK Corp.	13,100	677,006
The Bank of Yokohama, Ltd.	172,000	839,757
Toho Zinc Co., Ltd.	121,000	559,994
Tohoku Electric Power Company, Inc.	46,700	985,925
Tohoku Electric Power Company, Inc.	17,100	460,950
Tokyo Electron, Ltd.	31,300	1,690,914
Tokyo Gas Company, Ltd.	397,397	1,634,315
Tokyo Steel Manufacturing Company, Ltd.	104,000	1,175,096
Tokyo Tatemono Company, Ltd. (L)	345,000	1,149,782
TonenGeneral Sekiyu KK	117,133	1,021,328
Toshiba Corp. (I)	489,000	2,564,624
Tosoh Corp.	461,000	1,099,775
Toyo Suisan Kaisha, Ltd.	26,000	705,084
Toyota Motor Corp.	83,200	3,274,963
Toyota Tsusho Corp.	92,600	1,240,053
UNI Charm Corp.	10,300	1,048,444
UNY Company, Ltd.	171,100	1,226,269
USS Company, Ltd.	18,400	1,138,404
Yahoo! Japan Corp.	2,815	840,642
Yamada Denki Company, Ltd.	18,170	1,087,381
Yamaha Motor Company, Ltd.	83,400	976,204
Yamazaki Baking Company, Ltd.	34,000	418,752

Luxembourg 0.35%		3,886,247
ArcelorMittal	76,023	2,980,292
SES SA	42,460	905,955

Netherlands 1.87%		20,791,906
Aegon NV (I)	515,975	3,765,622
Heineken NV	72,630	3,420,925
ING Groep NV (I)	666,621	6,289,385
Koninklijke Ahold NV	101,904	1,375,236
Koninklijke BAM Groep NV	58,622	642,498
Koninklijke DSM NV	35,380	1,745,126
Reed Elsevier NV	94,504	1,100,711
TomTom NV (I)(L)	73,548	703,273
Unilever NV (L)	57,023	1,749,130

New Zealand 0.39%		4,345,739
Fletcher Building, Ltd.	363,976	2,039,715
Telecom Corp. of New Zealand, Ltd.	1,303,770	2,306,024

Norway 0.16%		1,743,084
Den Norske Bank ASA (I)(L)	154,900	1,743,084

International Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Portugal 0.13%		1,437,275
Portugal Telecom SGPS SA	118,593	1,437,275

Singapore 1.56%		17,363,890
CapitaCommercial Trust	774,000	644,407
Golden Agri-Resources, Ltd. (I)	3,979,000	1,326,373
Neptune Orient Lines, Ltd.	983,854	1,076,579
Oversea-Chinese Banking Corp., Ltd.	285,000	1,729,291
SembCorp Marine, Ltd.	951,573	2,414,366
Singapore Exchange, Ltd.	277,000	1,576,158
Singapore Press Holdings, Ltd.	847,000	2,286,797
Singapore Telecommunications, Ltd.	1,618,350	3,432,000
United Overseas Bank, Ltd.	127,000	1,733,434
Venture Corp., Ltd.	103,000	610,428
Wilmar International, Ltd.	117,000	534,057

Spain 4.37%		48,568,662
Banco Bilbao Vizcaya Argentaria SA	459,160	8,708,866
Banco Popular Espanol SA	223,307	1,905,384
Banco Santander SA	1,254,105	21,643,351
Gas Natural SDG SA	38,295	798,087
Inditex SA	42,266	2,703,330
Repsol YPF SA	160,896	4,445,881
Telefonica SA	290,466	8,363,763

Sweden 3.28%		36,443,657
Assa Abloy AB	35,833	662,369
Atlas Copco AB	50,524	721,108
Boliden AB	406,445	5,154,923
Electrolux AB, Series B (I)	95,271	2,349,900
Ericsson (LM), B Shares	207,974	2,014,328
Hennes & Mauritz AB, B Shares	161,649	9,596,146
Modern Times Group AB, B Shares	38,166	1,707,167
NCC AB	39,079	637,287
Nordea Bank AB	360,858	3,765,811
Skandinaviska Enskilda Banken AB (I)	189,991	1,244,773
SKF AB	60,263	1,004,531
Svenska Cellulosa AB, B Shares	88,918	1,230,561
Svenska Handelsbanken AB, Ser A	124,806	3,583,142
Swedbank AB (I)	234,815	2,263,737
Trelleborg AB (I)	73,984	507,874

Switzerland 6.98%		77,569,927
Actelion, Ltd. (I)	13,478	793,444
Compagnie Financiere Richemont SA, BR Shares	90,874	2,965,595
Credit Suisse Group AG	159,756	8,349,475
Nestle SA	281,307	13,307,256
Novartis AG	514,228	28,553,304
Roche Holdings AG - Genusschein	91,613	14,993,888
Swatch Group AG, BR Shares	10,902	2,764,148
Swisscom AG	4,592	1,789,661
Synthes AG	30,793	4,053,156

United Kingdom 21.64%		240,412,711
3i Group PLC (I)	205,043	910,513
Amlin PLC	233,095	1,424,262
Anglo American PLC (I)	104,008	4,500,371

International Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

United Kingdom (continued)
Antofagasta PLC	146,346	2,172,614
Associated British Foods PLC	79,363	1,054,432
AstraZeneca PLC	480,155	21,471,271
Autonomy Corp. PLC (I)	71,986	1,696,690
Barclays PLC	3,264,424	16,087,191
BG Group PLC	323,674	5,910,010
BHP Billiton PLC	45,127	1,392,662
BP PLC	430,484	4,091,012
British American Tobacco PLC	179,677	5,471,057
BT Group PLC	1,231,305	2,841,936
Burberry Group PLC	208,988	1,970,022
Cable & Wireless PLC	248,963	584,463
Cadbury PLC	236,898	3,147,252
Capita Group PLC	198,379	2,328,753
Carnival PLC (I)	21,545	726,471
Centrica PLC	338,529	1,420,422
Cobham PLC	622,050	2,296,064
Daily Mail & General Trust	60,114	410,922
Diageo PLC	282,696	4,772,668
Dixons Group PLC (I)	2,034,513	1,235,402
Drax Group PLC	141,560	958,334
Eurasian Natural Resources Corp.	66,568	944,948
GlaxoSmithKline PLC	1,825,314	37,802,064
Home Retail Group PLC	531,814	2,576,282
HSBC Holdings PLC	314,256	3,685,271
Imperial Tobacco Group PLC	42,386	1,234,645
Kazakhmys PLC (I)	92,163	1,896,896
Kingfisher PLC	641,555	2,514,726
Ladbrokes PLC (L)	138,357	308,562
Lloyds TSB Group PLC (I)	2,912,174	2,693,119
Marks & Spencer Group PLC	360,361	2,296,946
National Express Group PLC (I)(L)	54,643	151,649
Next PLC	98,533	3,205,911
Old Mutual PLC (I)	348,761	654,517
Pearson PLC	129,366	1,765,247
Petrofac, Ltd.	100,902	1,626,146
Punch Taverns PLC (I)	438,630	571,455
Reckitt Benckiser Group PLC	144,616	7,387,743
Reed Elsevier PLC	273,609	2,047,900
Rentokil Initial PLC (I)	348,983	580,732
Rio Tinto PLC	80,310	4,091,294
Royal Bank of Scotland Group PLC (I)	3,347,549	1,860,651
Royal Dutch Shell PLC, A Shares	448,752	13,308,138
Royal Dutch Shell PLC, B Shares	302,563	8,699,015
SABMiller PLC	30,644	894,800
Scottish & Southern Energy PLC	95,281	1,753,799
Signet Jewelers, Ltd. (I)	55,245	1,409,371
Smith & Nephew PLC	204,619	1,952,342
Standard Chartered PLC	329,075	8,089,963
Taylor Woodrow PLC (I)	1,732,643	1,021,886
Tesco PLC	448,155	3,128,154
The Sage Group PLC	435,309	1,528,764
Travis Perkins PLC (I)	84,443	1,058,998
Trinity Mirror PLC (I)	132,918	316,576
Tullow Oil PLC	121,458	2,480,983

International Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

		Shares	Value
United Kingdom (continued)
Unilever PLC		57,321	1,686,731
United Utilities Group PLC		145,337	1,142,311
Vedanta Resources PLC		43,285	1,659,391
Vodafone Group PLC		5,036,205	11,388,193
William Hill PLC		351,220	1,034,590
Wolseley PLC (I)		133,103	2,550,530
Xstrata PLC (I)		365,869	6,536,678

		Shares	Value
Preferred Stocks 0.17%			$1,867,219
(Cost $1,484,090)

Germany 0.17%			1,867,219
Bayerische Motoren Werke (BMW) AG		10,493	346,038
Fresenius SE		7,940	530,276
Henkel AG & Co. KGaA		19,643	990,905

Rights 0.27%			$3,023,304
(Cost $5,471,442)

Belgium 0.00%			0
Fortis, (Expiration 7-4-14) (I)		286,314	—

Netherlands 0.15%			1,651,593
ING Groep NV, (Expiration 12-15-09) (I)		666,621	1,651,593

Norway 0.01%			100,073
DnB NOR ASA, (Expiration 12-10-09) (I)(L)		34,421	100,073

United Kingdom 0.11%			1,271,638
Lloyds Banking Group PLC, (Expiration 12-11-09) (I)		3,902,312	1,139,495
National Express Group PLC, (Expiration 12-14-09) (I)		127,500	132,143

		Par value	Value
Short-Term Investments 6.03%			$66,957,827
(Cost $66,967,979)

Repurchase Agreement 3.49%			38,753,000
Repurchase Agreement with State Street Corp. dated 11-30-09 at
0.05% to be repurchased at $38,753,054 on 12-1-09, collateralized by $38,520,000 Federal National Mortgage Association., 6.46% due
2-21-36 (valued at $39,531,150, including interest).		$38,753,000	38,753,000

	Yield *	Shares	Value
Cash Equivalents 2.54%			28,204,827
John Hancock Collateral Investment Trust (W)(Y)	0.2196%	2,818,566	28,204,827

International Core Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Total investments (Cost $1,173,660,315)† 101.27%	$1,124,882,301

Other assets and liabilities, net (1.27%)	($14,059,073)

Total net assets 100.00%	$1,110,823,228

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of November 30, 2009.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of November 30, 2009.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,182,376,888. Net unrealized depreciation aggregated $57,494,587, of which $85,954,827 related to appreciated investment securities and $143,449,414 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Other assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and forwards contracts, which are stated at market value.

Investments in Securities	Level 1	Level 2	Level 3	Total
Australia	-	$42,712,441	-	$42,712,441
Canada	$29,754,479	-	-	29,754,479
France	-	98,778,749	-	98,778,749
Germany	-	48,788,761	-	48,788,761
Italy	-	57,409,018	-	57,409,018
Japan	-	255,015,770	-	255,015,770
Spain	-	48,568,662	-	48,568,662
Sweden	-	36,443,657	-	36,443,657
Switzerland	-	77,569,927	-	77,569,927
United Kingdom	1,271,638	240,412,711	-	241,684,349
Other Countries	1,651,593	119,547,068	-	121,198,661
Short-Term Investments	28,204,827	38,753,000	-	66,957,827
Total Investments in Securities	$60,882,537	$1,063,999,764	-	$1,124,882,301
Other Financial Instruments	(1,755,402)	271,234	-	(1,484,168)
Totals	$59,127,135	$1,064,270,998	-	$1,123,398,133

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

12

Financial Instruments
Futures
The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. For more information on futures, please refer to the Fund’s prospectus, semiannual and annual reports.

During the period ended November 30, 2009, the Fund used futures to gain exposure to certain securities markets and to maintain the diversity of the portfolio. The following summarizes the Fund’s use of futures contracts and the contracts held as of November 30, 2009:

					Unrealized
	Number of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)

CAC 40 Index
Futures	148	Long	12/18/2009	$8,165,825	($376,546)
DAX Index Futures	69	Long	12/18/2009	14,599,525	(72,590)
FTSE 100 Index
Futures	50	Long	12/18/2009	4,274,380	(139,509)
FTSE MIB Index
Futures	105	Long	12/18/2009	17,305,076	(795,516)
SGX MSCI
Singapore Index
Futures	183	Long	12/30/2009	8,695,145	(220,423)
S&P TSE 60 Index
Futures	168	Short	12/17/2009	(21,632,746)	(150,818)
Total				$31,407,205	($1,755,402)

Future contracts (USD notional amounts) ranged from approximately $20.9 million to $31.4 million for the three-month period ended November 30, 2009.

Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency. For more information on forward foreign currency contracts please refer to the Fund’s prospectus, semi-annual and annual reports.

During the period, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to maintain diversity and liquidity of the portfolio. The following summarizes the forward foreign currency exchange contracts on November 30, 2009:

13

		Principal
	Principal	Amount Covered		Unrealized
	Amount Covered	by Contract	Settlement	Appreciation
Currency	by Contract	(USD)	Date	(Depreciation)

Buys
Euro	8,803,946	13,160,667	12/18/2009	$58,225
Japanese Yen	784,194,797	8,665,040	12/18/2009	407,882
Swedish Krona	121,836,432	17,585,773	12/18/2009	(108,446)
Swedish Krona	121,836,432	17,561,375	12/18/2009	(84,048)
Swiss Franc	16,713,601	16,564,898	12/18/2009	76,826
		73,537,753		$350,439

Sells
Canadian Dollar	7,572,971	7,229,118	12/18/2009	$53,667
Canadian Dollar	7,572,971	7,345,261	12/18/2009	169,810
Euro	5,464,178	8,036,735	12/18/2009	(167,584)
Euro	3,998,778	5,942,744	12/18/2009	(61,315)
Hong Kong Dollar	35,758,435	4,615,480	12/18/2009	722
Pound Sterling	6,963,144	11,443,440	12/18/2009	(10,476)
Pound Sterling	6,963,144	11,440,306	12/18/2009	(13,610)
Singapore Dollar	12,403,425	8,909,866	12/18/2009	(50,419)
		64,962,950		($79,205)

Foreign forward currency exchange contract principal amounts (USD notional amounts) ranged from approximately $52.9 million to $73.5 million for the three-month period ended November 30, 2009.

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at November 30, 2009 by risk category:

			Liability
	Financial instruments	Asset Derivatives	Derivatives
	location	Fair Value	Fair Value
Equity contracts	Futures	-	($1,755,402)
	Foreign forward currency
Foreign exchange contracts	contracts	$767,132	(495,898)
Total		$767,132	($2,251,300)

Risks associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and

14

securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

15

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
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This report is for the information of the shareholders of John Hancock International Core Fund.

660Q3 11/09
1/10

John Hancock

MUTUAL FUNDS

John Hancock Growth Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2009

Growth Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Common Stocks 96.05%		$47,777,667
(Cost $46,435,107)

Consumer Discretionary 20.18%		10,036,105

Auto Components 0.93%
Cooper Tire & Rubber Company	1,200	21,504
Goodyear Tire & Rubber Company (I)	20,500	281,055
TRW Automotive Holdings Corp. (I)	5,100	110,976
Wonder Auto Technology, Inc. (I)	4,000	47,680

Automobiles 0.19%
Thor Industries, Inc.	3,300	93,885

Diversified Consumer Services 0.19%
CPI Corp.	400	4,740
Pre-Paid Legal Services, Inc. (I)(L)	2,000	76,160
Universal Technical Institute, Inc. (I)	800	15,112

Hotels, Restaurants & Leisure 3.20%
Ambassadors Group, Inc.	1,400	16,492
Ameristar Casinos, Inc.	1,300	22,594
BJ's Restaurants, Inc. (I)	800	13,656
Brinker International, Inc.	36,000	496,800
California Pizza Kitchen, Inc. (I)	2,000	25,120
Carrols Restaurant Group, Inc. (I)	1,400	9,268
CEC Entertainment, Inc. (I)	4,300	125,388
Cracker Barrel Old Country Store, Inc.	4,600	172,776
DineEquity, Inc. (I)	500	10,655
P.F. Chang's China Bistro, Inc. (I)(L)	3,300	107,646
Papa John's International, Inc. (I)	4,000	88,480
Texas Roadhouse, Inc., Class A (I)	1,400	14,392
The Cheesecake Factory, Inc. (I)	13,100	246,673
Universal Travel Group. (I)	500	5,235
WMS Industries, Inc. (I)	800	31,104
Wyndham Worldwide Corp.	11,000	204,270

Household Durables 2.41%
Harman International Industries, Inc. (L)	4,700	176,767
National Presto Industries, Inc.	500	46,585
NVR, Inc. (I)	100	67,315
Tempur-Pedic International, Inc. (I)	30,700	661,585
Tupperware Brands Corp.	4,400	204,820
Universal Electronics, Inc. (I)	2,000	43,020

Internet & Catalog Retail 0.68%
1-800-Flowers.com, Inc., Class A (I)	5,900	13,216
Netflix, Inc. (I)(L)	3,900	228,657
NutriSystem, Inc. (L)	3,800	93,860

Leisure Equipment & Products 0.12%
Polaris Industries, Inc.	1,400	61,082

Media 2.06%
Arbitron, Inc.	1,400	30,142
CTC Media, Inc. (I)	18,000	251,100
Marvel Entertainment, Inc. (I)	8,700	452,835
Valassis Communications, Inc. (I)	19,700	292,151

Specialty Retail 8.69%
Advance Auto Parts, Inc.	50	1,965

Growth Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)
Aeropostale, Inc. (I)(L)	23,200	730,800
American Eagle Outfitters, Inc.	33,500	515,230
AutoNation, Inc. (I)(L)	1,300	22,945
Cato Corp., Class A	300	5,739
Chico's FAS, Inc. (I)	77,200	1,086,204
Finish Line, Inc. (L)	6,200	54,870
Foot Locker, Inc.	100	949
Guess?, Inc.	13,100	485,355
Gymboree Corp. (I)	3,600	143,712
Haverty Furniture Companies, Inc.	600	7,170
hhgregg, Inc. (I)	2,800	54,180
J. Crew Group, Inc. (I)(L)	12,800	547,712
Jos. A. Bank Clothiers, Inc. (I)	5,700	232,617
Kirklands, Inc. (I)	7,100	108,133
Monro Muffler Brake, Inc.	300	8,994
Office Depot, Inc. (I)	10,700	65,698
Sonic Automotive, Inc. (L)	1,100	9,735
Stein Mart, Inc. (I)	7,700	79,079
Williams-Sonoma, Inc. (L)	7,800	158,496

Textiles, Apparel & Luxury Goods 1.71%
Crocs, Inc. (I)	10,600	51,622
Fossil, Inc. (I)	5,600	172,760
Phillips-Van Heusen Corp.	4,600	184,000
True Religion Apparel, Inc. (I)(L)	5,600	103,264
Warnaco Group, Inc. (I)	7,600	309,396
Wolverine World Wide, Inc.	1,200	30,684

Consumer Staples 6.34%		3,154,410

Beverages 0.62%
Coca-Cola Bottling Company	1,600	75,744
Hansen Natural Corp. (I)	5,800	202,826
National Beverage Corp. (I)	2,600	27,950

Food & Staples Retailing 1.46%
Arden Group, Inc.	800	74,392
United Natural Foods, Inc. (I)	1,200	30,252
Whole Foods Market, Inc. (I)(L)	24,300	623,295

Food Products 1.98%
B&G Foods, Inc.	1,700	14,552
Cal-Maine Foods, Inc.	3,600	98,784
Darling International, Inc. (I)	7,300	51,976
Dean Foods Company (I)	5,200	82,680
Green Mountain Coffee Roasters, Inc. (I)(L)	7,800	491,244
Lancaster Colony Corp.	4,400	209,968
Sanderson Farms, Inc.	900	36,153

Household Products 0.61%
Energizer Holdings, Inc. (I)	4,100	230,994
WD-40 Company	2,300	73,945

Personal Products 1.67%
Bare Escentuals, Inc. (I)	1,100	14,069
Herbalife, Ltd.	4,600	192,924
Medifast, Inc. (I)	1,200	32,376
NBTY, Inc. (I)	7,100	284,994
Nu Skin Enterprises, Inc., Class A	11,400	305,292

Growth Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Energy 4.09%		2,032,708

Energy Equipment & Services 2.96%
Atwood Oceanics, Inc. (I)	4,000	150,720
Dresser-Rand Group, Inc. (I)	7,400	207,792
Dril-Quip, Inc. (I)	5,500	297,055
Lufkin Industries, Inc.	1,400	84,238
Oceaneering International, Inc. (I)	12,900	704,727
PHI, Inc. (I)	1,600	28,400

Oil, Gas & Consumable Fuels 1.13%
Atlas Energy Inc.	1,800	46,260
CVR Energy, Inc. (I)	5,100	37,383
Frontier Oil Corp.	10,600	122,218
Golar LNG, Ltd. (I)	2,500	31,425
Holly Corp.	7,300	185,785
International Coal Group, Inc. (I)	100	417
Ship Finance International, Ltd.	1,700	22,168
Tesoro Corp. (L)	8,500	108,630
USEC, Inc. (I)	1,500	5,490

Financials 6.95%		3,457,974

Capital Markets 2.85%
Affiliated Managers Group, Inc. (I)(L)	1,800	117,378
Eaton Vance Corp.	5,000	150,700
GAMCO Investors, Inc., Class A	1,500	68,895
GFI Group, Inc.	17,400	84,564
International Assets Holding Corp. (I)	500	8,255
Janus Capital Group, Inc.	9,300	121,737
Knight Capital Group, Inc. (I)	6,300	92,232
optionsXpress Holdings, Inc.	4,900	74,970
SEI Investments Company	6,600	115,566
Teton Advisors, Inc. (I)(L)	20	—
Waddell & Reed Financial, Inc., Class A	20,000	582,600

Commercial Banks 0.07%
Comerica, Inc.	100	2,847
Great Southern Bancorp, Inc. (L)	1,000	22,480
S.Y. Bancorp, Inc.	400	8,728
SunTrust Banks, Inc.	100	2,363

Consumer Finance 0.92%
Advance America Cash Advance Centers, Inc.	4,100	25,666
AmeriCredit Corp. (I)(L)	6,000	110,700
Cardtronics, Inc. (I)	2,200	24,310
Credit Acceptance Corp. (I)(L)	6,200	214,458
First Cash Financial Services, Inc. (I)	4,300	82,130

Diversified Financial Services 0.08%
Interactive Brokers Group, Inc., Class A (I)	100	1,693
MSCI, Inc. (I)	1,200	36,564

Insurance 1.86%
Aspen Insurance Holdings, Ltd.	100	2,591
Axis Capital Holdings, Ltd.	5,100	142,749
eHealth, Inc. (I)	1,500	19,905
Genworth Financial, Inc., Class A (I)	69,400	747,438
Universal Insurance Holdings, Inc.	2,300	12,581

Growth Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Financials (continued)

Real Estate Investment Trusts (REIT's) 0.26%
Anworth Mortgage Asset Corp., REIT	100	720
DuPont Fabros Technology, Inc., REIT (I)	6,900	110,607
MFA Mortgage Investments, Inc., REIT	100	757
Pennymac Mortgage Investment Trust, REIT (I)	200	3,544
Starwood Property Trust, Inc., REIT	500	9,700
Walter Investment Management Corp., REIT	392	4,775

Real Estate Management & Development 0.91%
CB Richard Ellis Group, Inc. (I)	39,700	453,771

Health Care 15.48%		7,701,478

Biotechnology 2.44%
Acorda Therapeutics, Inc. (I)	900	21,672
Allos Therapeutics, Inc. (I)(L)	600	3,882
Dendreon Corp. (I)(L)	3,800	103,892
Emergent Biosolutions, Inc. (I)	8,100	116,316
Geron Corp. (I)(L)	1,600	8,304
Human Genome Sciences, Inc. (I)(L)	23,200	645,424
Immunogen, Inc. (I)	8,200	64,616
Mannkind Corp. (I)(L)	10,800	78,408
NPS Pharmaceuticals, Inc. (I)	100	315
PDL BioPharma, Inc. (L)	600	3,900
Protalix BioTherapeutics, Inc. (I)	12,900	127,194
Rigel Pharmaceuticals, Inc. (I)	5,100	38,607

Health Care Equipment & Supplies 3.72%
American Medical Systems Holdings, Inc. (I)(L)	5,700	100,149
Beckman Coulter, Inc.	4,700	305,312
Edwards Lifesciences Corp. (I)	3,800	312,664
Exactech, Inc. (I)	1,900	30,020
ICU Medical, Inc. (I)	1,900	62,700
IDEXX Laboratories, Inc. (I)(L)	2,100	105,105
Kensey Nash Corp. (I)	2,900	67,541
Kinetic Concepts, Inc. (I)	2,900	97,759
Merit Medical Systems, Inc. (I)	8,100	133,488
Orthofix International NV (I)	7,300	220,825
ResMed, Inc. (I)	4,100	206,107
Sirona Dental Systems, Inc. (I)	7,000	203,700
Somanetics Corp. (I)	300	4,299

Health Care Providers & Services 5.30%
Air Methods Corp. (I)	500	17,235
AMN Healthcare Services, Inc. (I)	1,200	9,588
BioScrip, Inc. (I)	6,300	47,376
Catalyst Health Solutions, Inc. (I)	4,000	136,040
Centene Corp. (I)	1,700	31,994
Chemed Corp.	3,400	153,612
Community Health Systems, Inc. (I)	1,100	33,561
CorVel Corp. (I)	5,300	158,417
Emergency Medical Services Corp., Class A (I)	2,800	135,100
Health Management Associates, Inc. (I)	105,600	647,328
HMS Holdings Corp. (I)	6,900	305,049
inVentiv Health, Inc. (I)	2,900	45,936
Landauer, Inc.	100	5,688
Lincare Holdings, Inc. (I)	1,700	60,384

Growth Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Health Care (continued)
MEDNAX, Inc. (I)	2,900	163,009
Odyssey Healthcare, Inc. (I)	1,100	15,983
Owens & Minor, Inc.	1,500	58,185
Patterson Companies, Inc. (I)	5,200	133,692
Providence Service Corp. (I)	2,600	36,348
Tenet Healthcare Corp. (I)	65,500	298,025
Universal Health Services, Inc., Class B	500	27,945
US Physical Therapy, Inc. (I)	500	7,305
VCA Antech, Inc. (I)	4,700	106,549
WellCare Health Plans, Inc. (I)	100	3,299

Health Care Technology 0.48%
Computer Programs & Systems, Inc.	800	36,952
Quality Systems, Inc. (L)	3,400	202,266

Life Sciences Tools & Services 3.24%
Affymetrix, Inc. (I)	4,500	21,330
Albany Molecular Research, Inc. (I)	100	839
Bruker BioSciences Corp. (I)	7,300	82,709
Charles River Laboratories International, Inc. (I)	2,800	90,020
Dionex Corp. (I)	2,400	168,264
eResearch Technology, Inc. (I)	10,900	64,310
Kendle International, Inc. (I)	1,200	17,964
Mettler-Toledo International, Inc. (I)	3,100	308,388
Millipore Corp. (I)(L)	10,300	701,430
Parexel International Corp. (I)	5,900	70,859
Varian, Inc. (I)	1,700	87,023

Pharmaceuticals 0.30%
Cadence Pharmaceuticals, Inc. (I)(L)	5,600	48,104
MAP Pharmaceuticals, Inc. (I)	800	7,240
Medicis Pharmaceutical Corp., Class A	2,500	58,975
Valeant Pharmaceuticals International (I)(L)	1,000	32,690
ViroPharma, Inc. (I)	300	2,268

Industrials 11.15%		5,546,290

Aerospace & Defense 1.34%
AAR Corp. (I)	900	16,794
Aerovironment, Inc. (I)(L)	2,500	71,850
American Science & Engineering, Inc.	900	62,595
Applied Signal Technology, Inc.	1,000	19,770
Argon ST, Inc. (I)	3,100	55,738
BE Aerospace, Inc. (I)	7,400	142,598
DigitalGlobe, Inc. (I)	19	437
TransDigm Group, Inc.	6,800	294,780

Airlines 1.47%
Airtran Holdings, Inc. (I)(L)	41,600	171,392
Alaska Air Group, Inc. (I)	100	2,990
AMR Corp. (I)	21,500	129,860
Continental Airlines, Inc. (I)	100	1,426
Copa Holdings SA, Class A	8,400	418,572
Hawaiian Holdings, Inc. (I)	500	3,125
SkyWest, Inc.	100	1,471

Building Products 0.54%
Lennox International, Inc.	5,200	193,024
Masco Corp.	100	1,358

Growth Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Industrials (continued)
Quanex Building Products Corp.	3,800	61,598
Trex Company, Inc. (I)(L)	800	14,344

Commercial Services & Supplies 1.80%
American Ecology Corp.	2,800	45,332
Brinks Company	7,600	170,848
Deluxe Corp.	4,100	52,890
EnerNOC, Inc. (I)	4,100	108,486
Healthcare Services Group, Inc.	6,900	135,861
Herman Miller, Inc.	1,900	28,861
HNI Corp. (L)	5,400	136,458
Knoll, Inc.	4,100	39,852
Standard Parking Corp. (I)	300	4,830
Team, Inc. (I)	1,400	22,960
Tetra Tech, Inc. (I)	5,600	147,504

Construction & Engineering 0.45%
Michael Baker Corp. (I)	2,900	110,345
Orion Marine Group, Inc. (I)	400	7,396
Shaw Group, Inc. (I)	3,800	108,414

Electrical Equipment 0.44%
AZZ, Inc. (I)(L)	1,700	57,545
General Cable Corp. (I)	100	2,936
GrafTech International, Ltd. (I)	3,200	47,072
Harbin Electric, Inc. (I)	1,000	20,020
Polypore International, Inc. (I)	5,400	63,558
Powell Industries, Inc. (I)	800	28,080

Industrial Conglomerates 0.20%
Carlisle Companies, Inc.	1,000	32,110
Raven Industries, Inc.	2,500	67,475

Machinery 1.74%
Badger Meter, Inc. (L)	3,200	112,576
Bucyrus International, Inc.	1,100	56,969
Chart Industries, Inc. (I)	2,100	34,860
China Fire & Security Group, Inc. (I)(L)	600	7,590
Colfax Corp. (I)	1,800	22,356
Crane Company	1,300	36,335
Dynamic Materials Corp.	2,900	55,477
ESCO Technologies, Inc. (I)	2,000	66,800
Force Protection, Inc. (I)	13,400	69,144
Freightcar America, Inc.	200	3,650
Harsco Corp.	1,000	31,030
Middleby Corp. (I)	400	17,940
Navistar International Corp. (I)	6,300	207,963
Oshkosh Corp.	100	3,973
Pall Corp.	3,500	111,405
Sauer-Danfoss, Inc.	3,400	29,376

Professional Services 1.29%
Administaff, Inc.	2,200	49,038
Equifax, Inc.	1,600	45,840
Exponent, Inc. (I)	2,500	67,475
ICF International, Inc. (I)	2,400	64,800
Resources Connection, Inc. (I)	4,700	90,569
Robert Half International, Inc. (L)	9,300	207,669

Growth Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Industrials (continued)
The Advisory Board Company (I)	700	18,340
Watson Wyatt Worldwide, Inc., Class A	2,400	99,216

Road & Rail 1.08%
Avis Budget Group, Inc. (I)(L)	35,100	342,225
Con-way, Inc.	1,900	57,570
Dollar Thrifty Automotive Group, Inc. (I)	200	3,692
J.B. Hunt Transport Services, Inc.	2,100	66,906
Knight Transportation, Inc. (L)	1,300	22,113
Old Dominion Freight Lines, Inc. (I)	1,600	42,368

Trading Companies & Distributors 0.80%
Beacon Roofing Supply, Inc. (I)	3,900	59,943
Titan Machinery, Inc. (I)	4,300	48,289
Watsco, Inc.	2,300	115,368
Wesco International, Inc. (I)	6,700	174,870

Information Technology 24.43%		12,150,264

Communications Equipment 5.56%
Acme Packet, Inc. (I)	10,300	105,678
ADTRAN, Inc. (L)	6,500	137,345
Airvana, Inc. (I)	2,100	12,747
Arris Group, Inc. (I)	200	1,998
Aruba Networks, Inc. (I)	3,200	25,600
Blue Coat Systems, Inc. (I)	6,100	161,223
Brocade Communications Systems, Inc. (I)	28,100	199,229
Cogo Group, Inc. (I)	1,400	7,980
F5 Networks, Inc. (I)	15,800	743,074
NETGEAR, Inc. (I)	1,100	21,835
Palm, Inc. (I)(L)	27,600	301,116
Polycom, Inc. (I)	5,500	118,580
Riverbed Technology, Inc. (I)(L)	13,100	266,716
Starent Networks Corp. (I)	18,800	648,412
Tekelec, Inc. (I)	800	11,376
Tellabs, Inc. (I)	300	1,683

Computers & Peripherals 0.50%
Novatel Wireless, Inc. (I)	1,200	10,056
Silicon Graphics International Corp. (I)	200	1,210
STEC, Inc. (I)(L)	12,600	156,114
Stratasys, Inc. (I)	5,300	78,705

Electronic Equipment, Instruments & Components 1.57%
Arrow Electronics, Inc. (I)	3,800	99,864
Avnet, Inc. (I)	10,700	291,575
Comverge, Inc. (I)	1,100	11,308
FARO Technologies, Inc. (I)	3,400	66,334
Insight Enterprises, Inc. (I)	1,100	11,165
Jabil Circuit, Inc.	8,600	114,466
Multi-Fineline Electronix, Inc. (I)	2,000	49,860
Plexus Corp. (I)	2,600	70,616
Rofin-Sinar Technologies, Inc. (I)	1,800	41,004
SYNNEX Corp. (I)	700	19,817
Tech Data Corp. (I)	100	4,211

Internet Software & Services 0.91%
Digital River, Inc. (I)	5,900	148,857
Earthlink, Inc.	3,700	30,451

Growth Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Information Technology (continued)
J2 Global Communications, Inc. (I)	8,200	163,016
ValueClick, Inc. (I)	11,800	111,274

IT Services 3.40%
Broadridge Financial Solutions, Inc.	8,500	186,830
Cass Information Systems, Inc.	1,300	36,608
CSG Systems International, Inc. (I)	5,600	108,416
Global Cash Access, Inc. (I)	14,700	109,368
Global Payments, Inc.	2,300	117,898
Hewitt Associates, Inc. (I)	5,600	225,008
MAXIMUS, Inc.	4,000	185,960
NCI, Inc. (I)	1,500	37,740
NeuStar, Inc., Class A (I)	1,700	39,780
Syntel, Inc.	5,000	189,150
TeleTech Holdings, Inc. (I)	7,800	150,462
TNS, Inc. (I)	3,200	80,160
Virtusa Corp. (I)	2,300	20,171
Wright Express Corp. (I)	7,000	204,190

Semiconductors & Semiconductor Equipment 5.73%
Cree, Inc. (I)(L)	9,000	430,470
Cymer, Inc. (I)	100	3,344
Cypress Semiconductor Corp. (I)(L)	31,700	303,369
Diodes, Inc. (I)	12,600	221,004
Intersil Corp.	2,400	31,008
IXYS Corp. (I)	7,100	45,724
Micrel, Inc.	8,100	57,915
MKS Instruments, Inc. (I)	100	1,515
Monolithic Power Systems, Inc. (I)	500	10,750
Netlogic Microsystems, Inc. (I)	2,300	93,840
Novellus Systems, Inc. (I)	7,300	151,037
NVE Corp. (I)	1,100	41,415
OmniVision Technologies, Inc. (I)	400	5,584
ON Semiconductor Corp. (I)	61,900	480,344
Semtech Corp. (I)	8,500	136,170
Silicon Laboratories, Inc. (I)	7,600	320,948
Skyworks Solutions, Inc. (I)(L)	18,900	232,659
Supertex, Inc. (I)	1,500	35,880
Teradyne, Inc. (I)	1,200	10,632
Tessera Technologies, Inc. (I)	5,100	120,717
Veeco Instruments, Inc. (I)	600	16,386
Volterra Semiconductor Corp. (I)	6,000	98,940

Software 6.76%
ACI Worldwide, Inc. (I)	4,900	80,752
Actuate Corp. (I)	4,500	18,135
ArcSight, Inc. (I)	2,100	47,775
Cadence Design Systems, Inc. (I)	10,700	64,200
FactSet Research Systems, Inc.	3,000	217,050
Informatica Corp. (I)	5,900	132,455
MICROS Systems, Inc. (I)	12,000	336,720
MicroStrategy, Inc., Class A (I)	2,000	175,140
Net 1 UEPS Technologies, Inc. (I)	4,200	78,456
Opnet Technologies, Inc.	1,000	10,520
Pegasystems, Inc.	7,900	226,967
Radiant Systems, Inc. (I)	5,000	48,450
Red Hat, Inc. (I)	21,400	571,380

Growth Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

		Shares	Value

Information Technology (continued)
Renaissance Learning, Inc.		5,700	61,845
Rovi Corp. (I)		22,500	670,725
Smith Micro Software, Inc. (I)		9,100	57,603
Sourcefire, Inc. (I)		4,200	82,446
Sybase, Inc. (I)(L)		5,900	237,416
Synchronoss Technologies, Inc. (I)		3,300	44,484
TIBCO Software, Inc. (I)		9,300	79,980
Tyler Technologies, Inc. (I)		6,100	121,878

Materials 6.89%			3,429,547

Chemicals 3.21%
Ashland, Inc.		700	25,151
LSB Industries, Inc. (I)		1,800	21,996
Lubrizol Corp.		10,400	754,208
Newmarket Corp.		3,700	387,464
Omnova Solutions, Inc. (I)		4,200	27,804
Stepan Company		400	25,088
Terra Industries, Inc.		900	34,722
The Scotts Miracle-Gro Company, Class A (L)		8,000	319,440

Construction Materials 0.11%
Eagle Materials, Inc. (L)		2,000	53,920

Containers & Packaging 1.54%
AEP Industries, Inc. (I)		1,100	41,569
Ball Corp.		10,400	513,864
Boise, Inc. (I)		1,400	6,846
Bway Holding Company (I)		800	12,736
Crown Holdings, Inc. (I)		7,700	193,809

Metals & Mining 2.03%
Allied Nevada Gold Corp. (I)		1,900	24,700
Schnitzer Steel Industries, Inc.		3,500	156,170
Walter Energy, Inc.		12,100	830,060

Telecommunication Services 0.54%			268,891

Diversified Telecommunication Services 0.23%
Cogent Communications Group, Inc. (I)		2,100	17,871
Neutral Tandem, Inc. (I)		2,800	64,596
Premiere Global Services, Inc. (I)		4,100	30,996

Wireless Telecommunication Services 0.31%
Syniverse Holdings, Inc. (I)		9,800	155,428

	Yield *	Shares	Value

Short-Term Investments 18.01%			$8,956,973
(Cost $8,956,295)

Cash Equivalents 13.62%			6,775,973

John Hancock Collateral Investment Trust, (W)(Y)	0.2196%	677,137	6,775,973

Growth Opportunities Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Par value	Value
Repurchase Agreement 4.39%		2,181,000
Repurchase Agreement with State Street Corp. dated 11/30/2009 at
0.05% to be repurchased at $2,181,003 on 12/01/2009,
collateralized by $2,125,000 Federal Home Loan Mortgage Corp.,
5.125% due 08/23/2010 (valued at $2,228,594, including interest)	$2,181,000	2,181,000

Total investments (Cost $55,391,402)† 114.06%		$56,734,640

Other assets and liabilities, net (14.06%)		($6,991,745)

Total net assets 100.00%		$49,742,895

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

REIT Real Estate Investment Trust

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of November 30, 2009.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of November 30, 2009..

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $55,715,642. Net unrealized appreciation aggregated $1,018,998, of which $1,343,238 related to appreciated investment securities and $324,240 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Other assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009, by major security category or security type. Other financial instruments are derivative

11

instruments not reflected in the Portfolio of Investments, such as futures and forwards contracts, which are stated at market value.

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$10,036,105	$10,036,105	—	—
Consumer Staples	3,154,410	3,154,410	—	—
Energy	2,032,708	2,032,708	—	—
Financials	3,457,974	3,457,974	—	—
Health Care	7,701,478	7,701,478	—	—
Industrials	5,546,290	5,546,290	—	—
Information Technology	12,150,264	12,150,264	—	—
Materials	3,429,547	3,429,547	—	—
Telecommunication Services	268,891	268,891	—	—
Short-Term Investments	8,956,973	6,775,973	$2,181,000	—

Total Investments in Securities	56,734,640	54,553,640	2,181,000	—
Other Financial Instruments	13,050	13,050	—	—
Total Assets	$56,747,690	$54,566,690	$2,181,000	—

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

12

Financial Instruments
Futures
The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. For more information on futures, please refer to the Fund’s prospectus, semiannual and annual reports.

During the period ended November 30, 2009, the Fund used futures to gain exposure to certain securities markets and to maintain the diversity of the portfolio. The following summarizes the Fund’s use of futures contracts and the contracts held as of November 30, 2009:

	Number				Unrealized
	of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Russell 2000 Mini Index
Futures	15	Long	Dec 2009	$868,800	$8,250
S&P Mid 400 E-mini Index
Futures	15	Long	Dec 2009	1,026,000	4,800
				$1,894,800	$13,050

Future contracts (USD notional amounts) ranged from approximately $1.8 million to $1.9 million for the three-month period ended November 30, 2009.

Fair value of derivative instruments by risk category
The table below summarizes the fair values of derivatives held by the Fund at November 30, 2009 by risk category:

		Financial	Asset	Liability
		instruments	Derivatives	Derivatives
		location	Fair Value	Fair Value
	Receivable for futures
	variation margin; Net
	unrealized appreciation
Interest rate	(depreciation) on
contracts	investments	Futures	$13,050	-
Total			$13,050	$-

13

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.

840Q3 11/09
1/10

John Hancock

MUTUAL FUNDS

John Hancock International Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2009

International Growth Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Common Stocks 93.32%		$143,431,266
(Cost $131,229,425)

Australia 5.34%		8,212,084
AMP, Ltd.	33,532	189,457
Australia & New Zealand Banking Group, Ltd.	12,057	244,178
BHP Billiton, Ltd.	20,771	782,150
Brambles, Ltd.	41,575	251,709
Cochlear, Ltd.	3,748	217,087
Commonwealth Bank of Australia	18,298	883,393
CSL, Ltd.	6,305	182,035
JB Hi-Fi, Ltd.	13,316	282,519
Macquarie Group, Ltd. (L)	5,847	256,375
Newcrest Mining, Ltd.	16,146	540,755
Rio Tinto, Ltd.	6,183	404,728
Telstra Corp., Ltd.	193,663	604,847
Westpac Banking Corp., Ltd.	13,265	292,828
Woodside Petroleum, Ltd.	16,953	753,606
Woolworths, Ltd.	79,081	2,030,766
WorleyParsons, Ltd.	12,172	295,651

Austria 0.13%		192,568
Erste Group Bank AG	4,695	192,568

Belgium 2.66%		4,093,306
Anheuser-Busch InBev NV	60,189	3,019,244
Belgacom SA (L)	10,306	391,441
Colruyt SA	1,857	471,978
Delhaize Group SA	2,782	210,643

Bermuda 0.46%		704,926
Alliance Oil Company, Ltd. (I)	7,658	111,128
SeaDrill, Ltd., GDR	25,400	593,798

Canada 3.66%		5,625,920
Agnico-Eagle Mines, Ltd.	3,700	230,680
Canadian National Railway Company	13,600	712,602
Enbridge, Inc.	5,800	247,355
First Quantum Minerals, Ltd.	6,800	530,457
HudBay Minerals, Inc. (I)	10,700	148,121
Research In Motion, Ltd. (I)	12,800	739,450
Rogers Communications, Inc.	10,100	303,842
Shaw Communications, Inc.	14,500	280,273
Shoppers Drug Mart Corp.	11,700	479,130
Teck Resources, Ltd (I)	27,500	950,801
Toronto-Dominion Bank	12,500	787,142
Yamana Gold, Inc.	16,300	216,067

Denmark 1.89%		2,906,335
Carlsberg AS, B Shares	5,923	425,406
Danske Bank AS (I)	18,337	397,030
Novo Nordisk AS	31,165	2,083,899

Finland 0.24%		366,842
Nokia AB Oyj	27,904	366,842

France 3.89%		5,972,830
BNP Paribas	11,890	990,309

International Growth Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

France (continued)
Dassault Systemes SA	3,681	212,013
Essilor International SA	6,162	358,408
Groupe DANONE	5,325	319,392
Hermes International SA	3,372	480,153
L'Oreal SA	6,195	675,640
Neopost SA	1,018	89,254
Publicis Groupe SA	8,116	313,613
Sanofi-Aventis SA	15,368	1,162,083
Societe Generale	4,070	289,177
Technip SA	7,355	502,812
Total SA (L)	9,361	579,976

Germany 3.36%		5,159,139
BASF SE	7,858	477,058
Bayerische Motoren Werke (BMW) AG	4,064	192,483
Beiersdorf AG	4,055	264,423
Deutsche Bank AG	19,587	1,420,183
Infineon Technologies AG (I)	48,309	234,262
SAP AG	49,609	2,378,855
Suedzucker AG	8,736	191,875

Greece 1.36%		2,093,462
Alpha Bank AE	15,595	213,526
EFG Eurobank Ergas SA (I)	14,671	195,438
National Bank of Greece SA (I)	30,005	887,239
OPAP SA	22,931	549,312
Piraeus Bank SA	16,953	247,947

Hong Kong 1.64%		2,518,549
CLP Holdings, Ltd.	101,000	684,041
Esprit Holdings, Ltd.	56,563	380,473
Genting International PLC (I)	153,000	118,149
Hang Seng Bank, Ltd.	25,000	365,538
Hong Kong & China Gas Company, Ltd.	175,500	420,488
Hong Kong Electric Holdings, Ltd.	79,500	431,793
Sun Hung Kai Properties, Ltd.	8,000	118,067

Ireland 0.32%		497,150
CRH PLC	5,641	142,559
Experian Group PLC	37,597	354,591

Italy 0.55%		850,095
ENI SpA	6,161	152,829
Intesa Sanpaolo SpA (I)	35,557	155,320
Parmalat SpA	118,317	345,294
Saipem SpA	6,078	196,652

Japan 19.24%		29,576,635
Aisin Seiki Company, Ltd.	11,300	270,637
Asahi Glass Company, Ltd.	29,000	253,581
Astellas Pharmaceuticals, Inc.	20,900	766,730
Canon, Inc.	11,700	447,186
Central Japan Railway Company, Ltd.	33	238,668
Chubu Electric Power Company, Inc.	9,000	229,967
Chugai Pharmaceutical Company, Ltd.	18,300	347,369
Daiichi Sankyo Company, Ltd.	11,100	217,490

International Growth Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Japan (continued)
Daito Trust Construction Company, Ltd.	4,500	214,059
Dena Company, Ltd. (L)	33	179,622
Denso Corp.	15,300	427,969
Disco Corp. (L)	2,100	119,892
Eisai Company, Ltd.	13,000	475,448
Elpida Memory, Inc. (I)	10,800	130,737
FamilyMart Company, Ltd.	3,800	124,845
Fanuc, Ltd.	3,300	272,649
Fast Retailing Company, Ltd.	4,800	870,062
Fujitsu, Ltd.	89,000	524,137
GS Yuasa Corp. (L)	21,000	146,737
Hirose Electric Company, Ltd.	2,700	285,717
Hisamitsu Pharmaceutical Company, Inc.	6,100	214,571
Hitachi Construction Machinery Company, Ltd.	7,300	170,955
Honda Motor Company, Ltd.	17,100	528,692
Hoya Corp.	11,300	286,122
Ibiden Company, Ltd.	9,200	307,430
Inpex Holdings, Inc.	25	194,826
JFE Holdings, Inc.	6,400	208,246
Kao Corp.	38,700	947,411
KDDI Corp.	64	345,993
Keyence Corp.	2,200	441,062
Komatsu, Ltd.	18,500	363,840
Kurita Water Industries, Ltd.	5,300	166,336
Lawson, Inc.	6,100	301,555
Mitsubishi Corp.	12,900	291,133
Mitsubishi Electric Corp. (I)	68,000	480,391
Mizuho Financial Group, Inc.	128,300	237,093
Murata Manufacturing Company, Ltd.	4,600	216,952
Nidec Corp.	6,800	593,533
Nikon Corp.	9,000	162,647
Nintendo Company, Ltd.	3,500	856,613
Nippon Electric Glass Company, Ltd.	34,000	400,385
Nippon Mining Holdings, Inc.	56,500	219,545
Nissan Motor Company, Ltd. (I)	79,900	579,373
Nissha Printing Company, Ltd.	2,400	123,485
Nitori Company, Ltd.	5,800	486,247
Nitto Denko Corp.	13,500	433,003
NTT DoCoMo, Inc.	554	837,161
Odakyu Electric Railway Company, Ltd.	42,000	345,083
Oji Paper Company, Ltd.	36,000	153,344
Olympus Corp.	7,000	210,639
Oriental Land Company, Ltd.	2,500	177,884
ORIX Corp.	1,570	108,290
Pacific Metals Co., Ltd.	20,000	129,611
Rakuten, Inc.	424	341,405
Resona Holdings, Inc.	18,500	198,538
SANKYO Company, Ltd.	2,600	145,592
Secom Company, Ltd.	6,600	308,174
Seven & I Holdings Company, Ltd.	31,400	699,310
Sharp Corp.	35,000	396,513
Shimamura Company, Ltd.	1,600	149,453
Shin-Etsu Chemical Company, Ltd.	12,700	683,962
Shinko Electric Industries Company, Ltd.	11,600	159,471
Shionogi & Company, Ltd.	12,600	270,403

International Growth Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Japan (continued)
Shiseido Company, Ltd.	12,000	235,873
Softbank Corp.	23,500	559,073
Stanley Electric Company, Ltd.	12,400	244,208
Sumitomo Electric Industries, Ltd.	31,800	373,121
Sumitomo Metal Mining Company, Ltd.	34,000	558,010
Suzuki Motor Corp.	12,500	294,533
Taiyo Nippon Sanso Corp.	11,000	123,217
Takeda Pharmaceutical Company, Ltd.	38,500	1,603,970
Terumo Corp.	12,700	714,124
Tohoku Electric Power Company, Inc.	3,800	80,225
Tohoku Electric Power Company, Inc.	11,800	318,083
Tokyo Electron, Ltd.	10,300	556,435
Tokyo Gas Company, Ltd.	60,000	246,753
Toshiba Corp. (I)	130,000	681,802
Toyoda Gosei Company, Ltd.	3,300	89,836
Toyota Motor Corp.	8,300	326,709
Trend Micro, Inc.	7,300	259,557
Tsumura & Company, Ltd.	6,200	205,795
UNI Charm Corp.	3,500	356,267
Yahoo! Japan Corp.	1,116	333,270

Luxembourg 0.38%		589,776
Millicom International Cellular SA, ADR (I)	1,831	136,499
Oriflame Cosmetics AB	4,734	280,386
SES SA	8,103	172,891

Netherlands 1.92%		2,953,464
ASML Holding NV	9,021	278,928
Heineken NV	4,296	202,345
Koninklijke KPN NV	53,566	954,040
Reed Elsevier NV	22,093	257,322
Unilever NV (L)	41,104	1,260,829

Norway 0.73%		1,121,415
Den Norske Bank ASA (I)(L)	27,200	306,081
Marine Harvest (I)	316,000	238,603
Statoil Hydor ASA	8,050	198,481
Telenor ASA	17,800	242,608
Yara International ASA	3,150	135,642

Papua New Guinea 0.18%		278,839
Lihir Gold, Ltd.	84,972	278,839

Portugal 0.48%		743,634
Portugal Telecom SGPS SA	61,359	743,634

Singapore 1.27%		1,946,819
Golden Agri-Resources, Ltd. (I)	361,000	120,337
Keppel Corp., Ltd.	40,000	234,671
Singapore Exchange, Ltd.	64,000	364,166
Singapore Press Holdings, Ltd.	124,000	334,785
Singapore Technologies Engineering, Ltd.	43,000	94,310
Singapore Telecommunications, Ltd.	284,000	602,273
Wilmar International, Ltd.	43,000	196,277

International Growth Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Spain 6.17%		9,479,340
ACS Actividades de Construccion y Servicios SA	9,279	463,790
Banco Bilbao Vizcaya Argentaria SA	23,136	438,819
Banco Santander SA	155,684	2,686,795
Bankinter SA	16,438	176,237
Inditex SA	14,328	916,418
Tecnicas Reunidas SA	2,941	161,630
Telefonica SA	160,992	4,635,651

Sweden 4.20%		6,457,144
Assa Abloy AB	11,745	217,105
Atlas Copco AB	15,945	227,576
Boliden AB	47,865	607,070
Electrolux AB, Series B (I)	12,229	301,634
Hennes & Mauritz AB, B Shares	50,103	2,974,319
Kinnevik Investment AB	5,729	87,250
Modern Times Group AB, B Shares	7,299	326,485
Nordea Bank AB	63,594	663,649
Sandvik AB	22,275	264,576
Scania AB	6,012	83,318
Swedish Match AB	19,019	410,524
Tele2 AB	19,071	293,638

Switzerland 10.73%		16,487,853
Actelion, Ltd. (I)	8,216	483,672
Compagnie Financiere Richemont SA, BR Shares	9,499	309,992
Credit Suisse Group AG	10,127	529,277
Geberit AG	2,173	374,923
Lonza Group AG	2,418	188,388
Nestle SA	86,456	4,089,810
Nobel Biocare Holding AG	7,730	230,810
Novartis AG	94,379	5,240,540
Roche Holdings AG - Genusschein	15,279	2,500,645
Societe Generale	386	496,505
Sonova Holding AG	2,161	257,646
Swatch Group AG, BR Shares	1,640	415,814
Swisscom AG	674	262,681
Syngenta AG	779	206,961
Synthes AG	6,839	900,189

United Kingdom 22.52%		34,603,141
Admiral Group PLC	17,685	309,617
Anglo American PLC (I)	30,136	1,303,969
Antofagasta PLC	38,944	578,152
AstraZeneca PLC	35,184	1,573,336
Autonomy Corp. PLC (I)	21,638	510,002
Barclays PLC	60,468	297,988
BG Group PLC	26,852	490,295
British American Tobacco PLC	43,518	1,325,097
Burberry Group PLC	47,747	450,086
Cadbury PLC	17,943	238,377
Capita Group PLC	56,519	663,472
Centrica PLC	77,052	323,300
Cobham PLC	85,258	314,698
Diageo PLC	106,120	1,791,591
Drax Group PLC	13,172	89,172
Eurasian Natural Resources Corp.	32,151	456,391

International Growth Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

		Shares	Value

United Kingdom (continued)
GlaxoSmithKline PLC		341,340	7,069,116
HSBC Holdings PLC		17,807	208,822
Inmarsat PLC		27,790	291,411
Intertek Group PLC		10,377	199,334
Kazakhmys PLC		28,096	578,271
Next PLC		17,268	561,839
Petrofac, Ltd.		29,271	471,734
Reckitt Benckiser Group PLC		54,183	2,767,951
Reed Elsevier PLC		84,917	635,584
Rio Tinto PLC		19,846	1,011,030
Royal Dutch Shell PLC, A Shares		12,189	361,476
Royal Dutch Shell PLC, B Shares		10,243	294,497
SABMiller PLC		13,171	384,591
Shire PLC		38,129	746,321
Smith & Nephew PLC		27,506	262,445
Smiths Group PLC		20,396	320,304
Standard Chartered PLC		107,433	2,641,127
Tesco PLC		62,647	437,281
Tullow Oil PLC		31,593	645,340
Unilever PLC		7,092	208,690
Vedanta Resources PLC		15,269	585,358
Vodafone Group PLC		280,852	635,081
Xstrata PLC (I)		143,847	2,569,995

Rights 0.01%			$17,572
(Cost $0)

Norway 0.01%			17,572
DnB NOR ASA (Expiration 12-10-09) (I)(L)		6,044	17,572

		Par value	Value

Short-Term Investments 8.27%			$12,710,063
(Cost $12,710,027)

Repurchase Agreement 7.40%			11,375,000
Repurchase Agreement with State Street Corp. dated 11-30-09 at
0.05% to be repurchased at $11,375,016 on 12-01-09, collateralized by $11,310,000 Federal National Mortgage Association., 6.46% due
2-21-36 (valued at $11,606,888, including interest)		$11,375,000	11,375,000

	Yield *	Shares	Value

Cash Equivalents 0.87%			1,335,063
John Hancock Collateral Investment Trust (W)(Y)	0.2196%	133,416	1,335,063

Total investments (Cost $143,939,452)† 101.60%			$156,158,901

Other assets and liabilities, net (1.60%)			($2,463,118)

Total net assets 100.00%			$153,695,783

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of November 30, 2009.

International Growth Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

(Y) The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of November 30, 2009.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $144,488,924. Net unrealized appreciation aggregated $11,669,977, of which $14,974,624 related to appreciated investment securities and $3,304,647 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Other assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and forwards contracts, which are stated at market value.

Investments in Securities	Level 1	Level 2	Level 3	Total
Australia	-	$8,212,084	-	$8,212,084
Belgium	-	4,093,306	-	4,093,306
Canada	$5,625,920	-	-	5,625,920
France	-	5,972,830	-	5,972,830
Germany	-	5,159,139	-	5,159,139
Japan	-	29,576,635	-	29,576,635
Spain	-	9,479,340	-	9,479,340
Sweden	-	6,457,144	-	6,457,144
Switzerland	-	16,487,853	-	16,487,853
United Kingdom	-	34,603,141	-	34,603,141
Other Countries	-	17,781,446	-	17,781,446
Short-Term Investments	1,335,063	11,375,000	-	12,710,063
Total Investments in Securities	$6,960,983	$149,197,918	-	$156,158,901
Other Financial Instruments	(152,303)	329,566	-	177,263
Totals	$6,808,680	$149,527,484	-	$156,336,164

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

9

Financial Instruments
Futures
The Fund may purchase and sell financial futures contracts, including index futures and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. For more information on futures, please refer to the Fund’s prospectus, semiannual and annual reports.

During the period ended November 30, 2009, the Fund used futures to gain exposure to certain securities markets and to maintain the diversity of the portfolio. The following summarizes the Fund’s use of futures contracts and the contracts held as of November 30, 2009:

					Unrealized
	Number of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)

S&P TSE 60
Index Futures	32	Long	12/17/2009	$1,520,462	($38,544)
AEX Index
Futures	1	Long	12/18/2009	91,805	(1,190)
CAC 40 Index
Futures	15	Long	12/18/2009	827,617	(28,557)
DAX Index
Futures	2	Long	12/18/2009	423,175	(4,060)
FTSE 100 Index
Futures	15	Long	12/18/2009	1,282,314	10,054
Hang Seng Index
Futures	1	Long	12/18/2009	140,309	(5,956)
MSCI EAFE EMini
Index Futures	45	Long	12/18/2009	3,514,050	(30,540)
OMX 30 Index
Futures	198	Long	12/18/2009	2,666,157	(36,921)
SGX MSCI
Singapore Index
Futures	13	Short	12/30/2009	(1,673,962)	(16,589)
Total				$8,791,927	($152,303)

Future contracts (USD notional amounts) ranged from approximately $8.8 million to $9.7 million for the three-month period ended November 30, 2009.

Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency. For more information on forward foreign currency contracts please refer to the Fund’s prospectus, semi-annual and annual reports.

During the period, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to maintain diversity and liquidity of the portfolio. The following summarizes the forward foreign currency exchange contracts on November 30, 2009:

10

	Principal
	Amount	Principal Amount		Unrealized
	Covered by	Covered by	Settlement	Appreciation
Currency	Contract	Contract (USD)	Date	(Depreciation)

Buys
Euro	252,825	377,938	12/18/2009	$1,672
Japanese Yen	200,481,801	2,219,971	12/18/2009	99,549
Japanese Yen	206,557,007	2,287,934	12/18/2009	101,875
Japanese Yen	125,192,358	1,380,476	12/18/2009	67,966
Japanese Yen	200,481,801	2,222,001	12/18/2009	97,520
Pound Sterling	164,612	270,992	12/18/2009	(216)
Swedish Krona	12,278,094	1,768,821	12/18/2009	(7,539)
Swedish Krona	12,278,094	1,768,731	12/18/2009	(7,449)
Swiss Franc	1,050,826	1,037,202	12/18/2009	9,105
Totals		13,334,066		$362,483

Sells
Australian Dollar	2,555,710	2,351,151	12/18/2009	$14,037
Canadian Dollar	1,444,660	1,362,193	12/18/2009	(6,634)
Canadian Dollar	1,950,632	1,890,605	12/18/2009	42,366
Euro	1,047,409	1,540,533	12/18/2009	(32,124)
Hong Kong Dollar	3,116,000	402,199	12/18/2009	68
Japanese Yen	33,037,872	372,556	12/18/2009	(9,683)
Norwegian Krone	3,185,470	559,233	12/18/2009	(1,710)
Pound Sterling	433,926	690,592	12/18/2009	(23,188)
Singapore Dollar	1,096,463	784,798	12/18/2009	(7,292)
Singapore Dollar	771,615	554,764	12/18/2009	(2,654)
Swedish Krona	3,695,736	524,047	12/18/2009	(6,103)
Totals		11,032,671		($32,917)

Foreign forward currency exchange contract principal amounts (USD notional amounts) ranged from approximately $11.0 million to $16.3 million for the three-month period ended November 30, 2009.

Fair value of derivative instruments by risk category
The table below summarizes the fair values of derivatives held by the Fund at November 30, 2009 by risk category:

			Liability
	Financial instruments	Asset Derivatives	Derivatives
	location	Fair Value	Fair Value
Equity contracts	Futures	$10,054	($162,357)
	Foreign forward currency
Foreign exchange contracts	contracts	434,158	(104,592)
Total		$444,212	($266,949)

11

Risks associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

12

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Growth Fund.

870Q3 11/09
1/10

John Hancock
MUTUAL FUNDS

John Hancock International Allocation Portfolio

QUARTERLY PORTFOLIO HOLDINGS

11.30.2009

International Allocation Portfolio
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value
Investment Companies 58.16%		$16,487,017
(Cost $16,311,982)

John Hancock Funds (G) 2.91%		824,351
Greater China Opportunities (MFC Global U.S.A.) (F)
	44,777	824,351
John Hancock Funds II (G) 39.94%		11,321,074
Emerging Markets Value (DFA)
	104,348	1,071,656
International Opportunities (Marsico)
	339,982	4,341,576
International Small Company (DFA)
	209,674	1,566,266
International Value (Templeton)
	316,211	4,341,576

John Hancock Funds III (G) 15.31%		4,341,592
International Growth (GMO)
	238,943	4,341,592

Total investments (Cost $16,311,982)† 58.16%		$16,487,017

Other assets and liabilities, net 41.84%		$11,858,668

Total net assets 100.00%		$28,345,685

(F) The subadviser is an affiliate of the adviser and/or the Fund.

(G) The underlying fund's subadviser is shown parenthetically.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $18,940,921. Net unrealized depreciation aggregated $2,453,904, of which $175,035 related to appreciated investment securities and $2,628,939 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the Fund in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Certain short-term debt instruments are valued at amortized cost.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended November 30, 2009, all investments of the Fund are Level 1 under the hierarchy described above.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

2

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.

318Q3 11/09
1/10

John Hancock
MUTUAL FUNDS

John Hancock Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2009

Global Shareholder Yield Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value
Common Stocks 95.64%		$216,908,911
(Cost $198,044,906)

Australia 1.85%		4,202,535
BHP Billiton, Ltd. , SADR	15,300	1,152,090
Toll Holdings, Ltd.	282,200	2,091,034
Westpac Banking Corp., Ltd.	43,461	959,411

Austria 0.49%		1,111,614
Telekom Austria AG	63,900	1,111,614

Belgium 3.33%		7,540,342
Anheuser-Busch InBev NV	84,020	4,214,671
Anheuser-Busch InBev NV (I)	101,120	759
Belgacom SA	44,820	1,702,349
Mobistar SA	23,100	1,622,563

Brazil 0.88%		1,987,567
Companhia Brasileira de Meios de Pagamento	114,520	1,073,115
Redecard SA	59,900	914,452

Canada 2.67%		6,060,596
BCE, Inc.	63,400	1,677,211
Canadian Oil Sands Trust	79,700	2,208,854
Shaw Communications, Inc., Class B	112,500	2,174,531

Finland 0.51%		1,158,034
Fortum Corp. Oyj	45,500	1,158,034

France 6.57%		14,896,431
Air Liquide SA	24,900	2,908,308
France Telecom SA	126,000	3,280,735
SCOR SE	62,200	1,516,983
Total SA	35,600	2,205,654
Vinci SA	53,200	2,960,065
Vivendi SA	69,900	2,024,686

Germany 1.95%		4,420,095
BASF SE	36,400	2,209,837
RWE AG	24,000	2,210,258

Italy 2.37%		5,380,361
Enel SpA	394,600	2,364,128
Eni SpA SADR	21,900	1,089,306
Terna Rete Elettrica Nazionale SpA	463,600	1,926,927

Netherlands 1.00%		2,276,856
Royal Dutch Shell PLC, ADR	38,100	2,276,856

Norway 1.23%		2,788,840
StatoilHydro ASA, SADR	113,000	2,788,840

Philippines 1.01%		2,278,705
Philippine Long Distance Telephone Company, SADR	41,251	2,278,705

Spain 2.07%		4,699,176
Banco Santander SA	64,900	1,120,045
Telefonica SA	124,300	3,579,131

Global Shareholder Yield Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Sweden 0.79%		1,794,883
Assa Abloy AB	97,100	1,794,883

Switzerland 3.89%		8,826,044
Nestle SA	87,600	4,143,927
Roche Holdings AG - Genusschein	6,700	1,096,559
Swisscom AG	9,200	3,585,558

Taiwan 1.47%		3,332,934
Chunghwa Telecom Company, Ltd., ADR	61,732	1,098,212
Taiwan Semiconductor Manufacturing Company, Ltd.	567,000	1,076,237
Taiwan Semiconductor Manufacturing Compay, Ltd., SADR	111,500	1,158,485

United Kingdom 15.20%		34,467,579
AstraZeneca PLC, SADR	58,100	2,604,623
BAE Systems PLC	412,800	2,233,609
BP PLC, SADR	42,700	2,441,586
British American Tobacco PLC	70,900	2,158,863
Compass Group PLC	255,500	1,816,989
Diageo PLC, SADR	66,200	4,475,782
Imperial Tobacco Group PLC	118,300	3,445,914
Meggitt PLC	287,400	1,136,751
National Grid PLC	280,100	3,054,977
Next PLC	57,600	1,874,098
Pearson PLC	190,700	2,602,173
Scottish & Southern Energy PLC	106,300	1,956,621
United Utilities Group PLC	304,063	2,389,856
Vodafone Group PLC	1,006,400	2,275,737

United States 48.36%		109,686,319
Altria Group, Inc.	200,600	3,773,286
Arthur J. Gallagher & Company	65,600	1,469,440
AT&T, Inc.	123,900	3,337,866
Automatic Data Processing, Inc.	27,200	1,181,840
Ball Corp.	21,300	1,052,433
Bemis Company, Inc.	41,400	1,213,020
Bristol-Myers Squibb Company	115,500	2,923,305
CenturyTel, Inc.	81,000	2,882,790
Chevron Corp.	21,200	1,654,448
ConocoPhillips	29,600	1,532,392
Diamond Offshore Drilling, Inc.	16,900	1,682,226
Duke Energy Corp.	192,000	3,202,560
E.I. Du Pont de Nemours & Company	46,500	1,607,970
Emerson Electric Company	59,100	2,447,331
Exxon Mobil Corp.	15,000	1,126,050
Federated Investors, Inc., Class B	41,500	1,069,870
First Niagara Financial Group, Inc.	82,100	1,082,899
Frontier Communications Corp.	137,000	1,082,300
Genuine Parts Company	57,000	2,042,310
H.J. Heinz Company	39,400	1,672,530
Honeywell International, Inc.	60,000	2,308,200
Hudson City Bancorp, Inc.	83,600	1,111,044
Johnson & Johnson	59,100	3,713,844
Kellogg Company	42,700	2,245,166
Kimberly-Clark Corp.	36,700	2,421,099
Kinder Morgan Energy Partners LP	39,900	2,324,574
Lorillard, Inc.	48,400	3,770,844

Global Shareholder Yield Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

United States (continued)
McDonald's Corp.	37,200	2,352,900
Merck & Company, Inc.	74,400	2,694,024
MetLife, Inc.	29,800	1,018,862
Microchip Technology, Inc.	42,400	1,113,000
Microsoft Corp.	84,600	2,488,086
Nicor, Inc.	40,700	1,593,812
NiSource, Inc.	124,900	1,779,825
NSTAR	34,400	1,139,672
Nucor Corp.	23,100	979,671
OGE Energy Corp.	69,000	2,387,400
ONEOK, Inc.	49,700	1,988,994
Oracle Corp.	73,000	1,611,840
Philip Morris International, Inc.	78,900	3,794,301
Pitney Bowes, Inc.	43,700	1,006,848
Progress Energy, Inc.	28,500	1,114,065
Reynolds American, Inc.	24,900	1,244,004
SCANA Corp.	28,500	1,003,200
Southern Company	67,400	2,162,866
Spectra Energy Corp.	112,900	2,191,389
SUPERVALU, Inc.	89,400	1,236,402
TECO Energy, Inc.	101,100	1,491,225
The Coca-Cola Company	21,200	1,212,640
Tupperware Brands Corp.	42,600	1,983,030
Vectren Corp.	42,900	1,007,721
Ventas, Inc., REIT	14,200	609,606
Verizon Communications, Inc.	111,500	3,507,790
VF Corp.	21,700	1,578,024
Wal-Mart Stores, Inc.	32,200	1,756,510
Waste Management, Inc.	51,000	1,674,840
Westar Energy, Inc.	76,100	1,566,899
WGL Holdings, Inc.	43,900	1,381,972
Windstream Corp.	109,200	1,083,264

Preferred Stocks 0.18%		$422,415
(Cost $397,319)

United States 0.18%		422,415
MetLife, Inc., 6.50%, Series B	18,900	422,415

Short-Term Investments 3.05%		$6,917,000
(Cost $6,917,000)

Repurchase Agreement 3.05%		6,917,000
Repurchase Agreement with State Street Corp. dated 11/30/2009 at
0.050% to repurchased at $6,917,010 on 12/01/2009, collateralized by $7,050,000 Federal Home Loan Mortgage Bank, 1.05% due
08/18/2011 (valued at $7,058,813, including interest)	$6,917,000	6,917,000

Total investments (Cost $205,359,225)† 98.87%		$224,248,326

Other assets and liabilities, net 1.13%		$2,551,724

Total net assets 100.00%		$226,800,050

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

Global Shareholder Yield Fund
Securities owned by the Fund on
November 30, 2009 (Unaudited)

REIT Real Estate Investment Trust

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $207,414,295. Net unrealized appreciation aggregated $16,834,031, of which $23,919,514 related to appreciated investment securities and $7,085,483 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost.

Other assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009, by major security category or security type.

Investments in
Securities	Level 1	Level 2	Level 3	Total
Australia	$1,152,090	$3,050,445	-	$4,202,535
Belgium	-	7,540,342	-	7,540,342
Canada	6,060,596	-	-	6,060,596
France	-	14,896,431	-	14,896,431
Germany	-	4,420,095	-	4,420,095
Italy	1,089,306	4,291,055	-	5,380,361
Spain	-	4,699,176	-	4,699,176
Switzerland	-	8,826,044	-	8,826,044
United Kingdom	9,521,991	24,945,588	-	34,467,579
United States	110,108,734	-	-	110,108,734
Other Countries	11,588,665	5,140,768	-	16,729,433
Short-Term Investments	-	6,917,000	-	6,917,000
Total Investments in
Securities	$139,521,382	$84,726,944	-	$224,248,326

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

6

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, NY 10019

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

320Q3 11/09
1/10

John Hancock

MUTUAL FUNDS

John Hancock Classic Value Mega Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2009

Classic Value Mega Cap
Securities owned by the Fund on
November 30, 2009 (Unaudited)

	Shares	Value

Common Stocks 98.92%		$4,766,017
(Cost $4,321,296)

Consumer Discretionary 8.69%		418,535

Media 6.64%
Omnicom Group, Inc.	5,300	194,616
Viacom, Inc., Class B (I)	4,225	125,229

Specialty Retail 2.05%
Lowe's Companies, Inc.	4,525	98,690

Consumer Staples 3.88%		187,218

Food Products 1.93%
Kraft Foods, Inc., Class A	3,500	93,030

Personal Products 1.95%
Avon Products, Inc.	2,750	94,188

Energy 8.59%		414,094

Oil, Gas & Consumable Fuels 8.59%
Apache Corp.	1,000	95,280
BP PLC, SADR	1,725	98,636
Exxon Mobil Corp.	1,700	127,619
Valero Energy Corp.	5,825	92,559

Financials 27.75%		1,336,890

Capital Markets 7.00%
Morgan Stanley	3,000	94,740
State Street Corp.	2,100	86,730
UBS AG (I)	9,925	155,723

Commercial Banks 2.43%
PNC Financial Services Group, Inc.	2,050	116,871

Consumer Finance 2.09%
Capital One Financial Corp.	2,625	100,695

Diversified Financial Services 6.58%
Bank of America Corp.	6,925	109,761
Citigroup, Inc.	33,656	138,326
JPMorgan Chase & Company	1,625	69,046

Insurance 9.65%
ACE, Ltd. (I)	1,750	85,243
Allstate Corp.	6,625	188,216
Hartford Financial Services Group, Inc.	1,925	47,086
MetLife, Inc.	4,225	144,453

Health Care 12.85%		619,196

Health Care Equipment & Supplies 4.79%
Boston Scientific Corp. (I)	5,850	48,965
CareFusion Corp. (I)	792	20,457
Zimmer Holdings, Inc. (I)	2,725	161,238

Health Care Providers & Services 5.52%
Aetna, Inc.	4,100	119,351
Cardinal Health, Inc.	4,550	146,647

Classic Value Mega Cap
Securities owned by the Fund on
November 30, 2009 (Unaudited)

		Shares	Value
Health Care (continued)

Pharmaceuticals 2.54%
Johnson & Johnson		1,950	122,538

Industrials 14.23%			685,519

Aerospace & Defense 12.69%
Boeing Company		4,275	224,051
L-3 Communications Holdings, Inc.		2,200	172,414
Northrop Grumman Corp.		3,925	215,090

Industrial Conglomerates 1.54%
Tyco International, Ltd.		2,062	73,964

Information Technology 18.90%			910,385

Communications Equipment 3.82%
Alcatel-Lucent, SADR (I)(L)		37,050	123,747
Motorola, Inc.		7,525	60,275

Computers & Peripherals 2.51%
Dell, Inc. (I)		8,550	120,726

Electronic Equipment, Instruments & Components 3.80%
Tyco Electronics, Ltd.		7,887	183,057

IT Services 3.17%
Accenture PLC, Class A		3,725	152,874

Software 5.60%
CA, Inc.		6,600	145,860
Microsoft Corp.		4,211	123,846

Utilities 4.03%			194,180

Electric Utilities 1.02%
Edison International		1,450	49,373

Multi-Utilities 3.01%
Sempra Energy		2,725	144,807

Short-Term Investments 5.85%			$281,700
(Cost $281,740)

		Par value	Value
Repurchase Agreement 3.74%			180,000
Repurchase Agreement with State Street Corp. dated 11-30-09 at
0.05% to be repurchased at $180,000 on 12-01-2009, collateralized by $195,000 Federal National Mortgage Association, 5.00% due 04-
30-2029 (valued at $184,763, including interest)		$180,000	180,000

	Yield *	Shares	Value
Cash Equivalents 2.11%			101,700
John Hancock Collateral Investment Trust (W)(Y)	0.2196%	10,163	101,700

Classic Value Mega Cap
Securities owned by the Fund on
November 30, 2009 (Unaudited)

Total investments (Cost $4,603,036)† 104.77%	$5,047,717

Other assets and liabilities, net (4.77%)	($229,857)

Total net assets 100.00%	$4,817,860

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(L) All or a portion of this security is on loan as of November 30, 2009. (W) The subadviser is an affiliate of the adviser and/or the Fund.

(Y) The investment represents the investment of securities lending collateral and the rate shown is the annualized seven-day yield as of November 30, 2009.

† At November 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $5,507,576. Net unrealized depreciation aggregated $459,859, of which $670,272 related to appreciated investment securities and $1,130,131 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, a subsidiary of MFC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market investments as part of the securities lending program.

Other portfolio securities and assets where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009, by major security category or security type.

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	11/30/09	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$418,535	$418,535	—	—
Consumer Staples	187,218	187,218	—	—
Energy	414,094	414,094	—	—
Financials	1,336,890	1,336,890	—	—
Health Care	619,196	619,196	—	—
Industrials	685,519	685,519	—	—
Information Technology	910,385	910,385	—	—
Utilities	194,180	194,180	—	—
Short-Term Investments	281,700	101,700	$180,000	—
Total investments in securities	$5,047,717	$4,867,717	$180,000	—

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

5

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.

322Q3 11/09
1/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 25, 2010

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: January 25, 2010